Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares, Inc.
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000011950 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Australia ETF
Class Name	iShares MSCI Australia ETF
Trading Symbol	EWA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Australia ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Australia ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. The Reserve Bank of Australia held rates steady, citing persistently high inflation.
  With inflation still slightly increasing and weak economic growth, the Australian economy was mixed during the reporting period. Though still higher than pre-pandemic levels, job vacancies decreased, and the unemployment rate remained low.
What contributed to performance?
Stocks in the financials sector strongly contributed to the Fund’s return during the reporting period, led by the banking industry. Following a period of slowing credit growth at the end of 2023, Australian diversified banks benefited from global central bank rate cuts and a strong Australian dollar. Additionally, fears surrounding the Chinese economy drove investors with Asia mandates to invest elsewhere. Consumer discretionary stocks also contributed during the reporting period, most notably in the broadline retail industry. Australia’s largest conglomerate with diversified businesses benefited from cost-conscious consumers opting to shop at its budget department stores amid elevated living costs.
What detracted from performance?
During the reporting period, energy stocks detracted the most from the Fund’s performance, most notably in the oil and gas exploration and production industry as crude oil prices declined due to lessened demand and geopolitical tensions, Australia’s top independent gas producer fell after a multi-billion-dollar merger with the country’s second-largest independent gas producer collapsed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	21.13%	7.90%	4.10%
Fund Market	21.20	7.87	4.08
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Australia Index	21.57	8.46	4.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,439,263,335
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 9,124,313
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,439,263,335
Number of Portfolio Holdings	60
Net Investment Advisory Fees	$9,124,313
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	37.7%
Materials	19.1%
Health Care	10.3%
Consumer Discretionary	6.5%
Real Estate	6.3%
Industrials	5.3%
Consumer Staples	4.5%
Energy	4.2%
Communication Services	2.6%
Information Technology	2.1%
Utilities	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Commonwealth Bank of Australia	12.2%
BHP Group Ltd.	10.8%
CSL Ltd.	7.7%
National Australia Bank Ltd.	6.1%
Westpac Banking Corp.	5.6%
ANZ Group Holdings Ltd.	4.8%
Wesfarmers Ltd.	4.3%
Macquarie Group Ltd.	4.1%
Goodman Group	3.0%
Woodside Energy Group Ltd.	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Commonwealth Bank of Australia	12.2%
BHP Group Ltd.	10.8%
CSL Ltd.	7.7%
National Australia Bank Ltd.	6.1%
Westpac Banking Corp.	5.6%
ANZ Group Holdings Ltd.	4.8%
Wesfarmers Ltd.	4.3%
Macquarie Group Ltd.	4.1%
Goodman Group	3.0%
Woodside Energy Group Ltd.	2.7%
(a)	Excludes money market funds.

C000011953 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Japan ETF
Class Name	iShares MSCI Japan ETF
Trading Symbol	EWJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Japan ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Bolstered by solid corporate earnings and a weak yen, Japanese equities registered significant gains during the reporting period.
  Helping the country’s economic growth was accelerating inflation, better-than-expected industrial production, and tight labor conditions.
  As the country moved from deflation to inflation, the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate and suggesting that more hikes would be forthcoming.
What contributed to performance?
The financials sector was the largest contributor to the Fund’s return during the reporting period. The country’s banking sector gained as the Bank of Japan ended its multi-year zero interest rate policy. The central bank raised rates and reduced its bond buying as it attempted to normalize monetary policy, boosting the net income interest (the difference between the rates banks charge for loans and the rates they pay for deposits) of Japanese banks. Insurance companies also gained on the higher rate regime and anticipated growth. The industrials sector was another source of growth for the Fund, helped by the performance of trading companies and industrial conglomerates. These firms play a vital role in Japan’s economy, operating across various sectors, including commodities, energy, metals, chemicals, consumer goods, logistics, and finance. Information technology stocks also contributed to the Fund’s return, helped by solid performance from technology hardware and semiconductor firms.
What detracted from performance?
During the reporting period, there were no material detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.92%	7.80%	6.01%
Fund Market	19.29	7.75	5.99
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Japan Index	19.69	8.12	6.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 15,577,433,647
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 74,230,696
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,577,433,647
Number of Portfolio Holdings	201
Net Investment Advisory Fees	$74,230,696
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	22.8%
Consumer Discretionary	17.9%
Information Technology	14.9%
Financials	14.3%
Health Care	8.8%
Communication Services	7.0%
Consumer Staples	5.4%
Materials	4.2%
Real Estate	2.7%
Utilities	1.1%
Energy	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	4.9%
Sony Group Corp.	3.1%
Mitsubishi UFJ Financial Group Inc.	2.9%
Hitachi Ltd.	2.9%
Keyence Corp.	2.3%
Recruit Holdings Co. Ltd.	2.3%
Sumitomo Mitsui Financial Group Inc.	2.1%
Tokyo Electron Ltd.	2.0%
Shin-Etsu Chemical Co. Ltd.	2.0%
Daiichi Sankyo Co. Ltd.	1.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	4.9%
Sony Group Corp.	3.1%
Mitsubishi UFJ Financial Group Inc.	2.9%
Hitachi Ltd.	2.9%
Keyence Corp.	2.3%
Recruit Holdings Co. Ltd.	2.3%
Sumitomo Mitsui Financial Group Inc.	2.1%
Tokyo Electron Ltd.	2.0%
Shin-Etsu Chemical Co. Ltd.	2.0%
Daiichi Sankyo Co. Ltd.	1.9%
(a)	Excludes money market funds.

C000011951 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Hong Kong ETF
Class Name	iShares MSCI Hong Kong ETF
Trading Symbol	EWH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Hong Kong ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Hong Kong ETF	$48	0.50%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  China’s economic struggles continued during the reporting period, exacerbated by a prolonged downturn in the property market. Sluggish domestic demand has led to deflation and reduced growth prospects, prompting the Chinese government to introduce stimulus packages.
  As a special administrative region of China, Hong Kong’s equity markets are closely linked to China’s economic performance and policy decisions.
  The threat of increasing policy tariffs on Chinese imports further deteriorated the economic growth landscape as Canada joined the United States, the European Union, and other countries that have imposed sanctions on Chinese imports.
What contributed to performance?
Stocks in the utilities sector contributed to the Fund’s performance during the reporting period, benefiting from supportive local policies for clean energy. Hong Kong’s increasing electricity demand also benefited electric utilities companies.
What detracted from performance?
Financials stocks negatively impacted the Fund’s performance during the reporting period. Slowing economic growth and regulatory changes in China hampered the stock of an American-Hong Kong-based multinational insurance and finance corporation that is also the largest publicly traded life insurance group in the Asia-Pacific region. The operator of the country’s stock exchange declined as trading and listing activities dropped amid China’s economic woes. In the consumer discretionary sector, stocks of Macau-based casinos and gaming stocks declined on new measures to stop unlicensed currency traders. Macau, a Chinese territory, is the world’s largest gambling hub and the only place within China where casino gambling is legal.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		5 Years		10 Years
Fund NAV	(6.97	) %	(3.95	) %	0.02%
Fund Market	(6.53)		(3.75)		0.07
MSCI ACWI ex USA Index	18.21		7.56		4.42
MSCI Hong Kong 25/50 Index	(6.03)		(3.33)		0.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 509,200,744
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 2,674,550
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$509,200,744
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$2,674,550
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	43.4%
Real Estate	19.4%
Industrials	16.4%
Utilities	12.2%
Consumer Discretionary	4.6%
Consumer Staples	2.2%
Communication Services	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
AIA Group Ltd.	23.1%
Hong Kong Exchanges & Clearing Ltd.	11.7%
Techtronic Industries Co. Ltd.	5.1%
Sun Hung Kai Properties Ltd.	4.6%
CK Hutchison Holdings Ltd.	4.5%
CLP Holdings Ltd.	4.4%
Link REIT	4.2%
BOC Hong Kong Holdings Ltd.	4.0%
Power Assets Holdings Ltd.	3.4%
Hang Seng Bank Ltd.	3.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
AIA Group Ltd.	23.1%
Hong Kong Exchanges & Clearing Ltd.	11.7%
Techtronic Industries Co. Ltd.	5.1%
Sun Hung Kai Properties Ltd.	4.6%
CK Hutchison Holdings Ltd.	4.5%
CLP Holdings Ltd.	4.4%
Link REIT	4.2%
BOC Hong Kong Holdings Ltd.	4.0%
Power Assets Holdings Ltd.	3.4%
Hang Seng Bank Ltd.	3.2%
(a)	Excludes money market funds.

C000011954 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Malaysia ETF
Class Name	iShares MSCI Malaysia ETF
Trading Symbol	EWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Malaysia ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Malaysia ETF	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period. However, weakening growth in China, geopolitical concerns, and a stronger U.S. dollar weighed on equity performance.
  Malaysia’s economic growth was supported by strong domestic demand, a stable government, a revitalized interest in tourism, and an expansion of exports. The country also benefited from its robust currency, which outpaced its regional peers during the reporting period.
  Malaysian officials announced plans to increase technology investments in the country through training of local citizens.
What contributed to performance?
The financials sector was the strongest contributor to the Fund’s performance during the reporting period. Diversified banking stocks rallied, helped by a surge in foreign inflows and a stable interest rate environment as the Bank of Malaysia held interest rates steady. Additionally, Malaysian banks benefited from investment and trading income, as well as favorable foreign exchange rates. In the utilities sector, the country’s largest electric utility was helped by robust domestic demand, an increased need for data centers, and plans to increase its renewable energy portfolio. Within the construction and engineering industry of the industrials sector, a company that specializes in engineering, property, and infrastructure development around the world was another contributor. This firm is utilizing its next-generation industrial building systems to fast track the delivery of data centers needed for artificial intelligence.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	26.96%	1.99%	(2.17	) %
Fund Market	27.14	2.06	(2.15)
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Malaysia Index	27.60	2.38	(1.84)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 322,421,455
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,263,983
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$322,421,455
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$1,263,983
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	42.3%
Utilities	13.7%
Consumer Staples	10.4%
Industrials	9.8%
Communication Services	7.2%
Materials	6.6%
Consumer Discretionary	4.5%
Health Care	2.6%
Information Technology	1.7%
Energy	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Public Bank Bhd	13.4%
Malayan Banking Bhd	11.2%
CIMB Group Holdings Bhd	10.9%
Tenaga Nasional Bhd	7.3%
Press Metal Aluminium Holdings Bhd	3.5%
Petronas Chemicals Group Bhd	3.1%
Gamuda Bhd	2.8%
Petronas Gas Bhd	2.8%
Hong Leong Bank Bhd	2.6%
IHH Healthcare Bhd	2.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Public Bank Bhd	13.4%
Malayan Banking Bhd	11.2%
CIMB Group Holdings Bhd	10.9%
Tenaga Nasional Bhd	7.3%
Press Metal Aluminium Holdings Bhd	3.5%
Petronas Chemicals Group Bhd	3.1%
Gamuda Bhd	2.8%
Petronas Gas Bhd	2.8%
Hong Leong Bank Bhd	2.6%
IHH Healthcare Bhd	2.6%
(a)	Excludes money market funds.

C000011960 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Spain ETF
Class Name	iShares MSCI Spain ETF
Trading Symbol	EWP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Spain ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Spain ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, Spain’s monetary policy, including its policy rate, is determined by the ECB.
  Driven by strong tourism and low unemployment, Spain’s economy outperformed its peers in the European Union during the reporting period.
What contributed to performance?
Stocks in the financials sector strongly contributed to the Fund’s return during the reporting period, led by the banking industry. Banks have continued to benefit from high interest rates, leading to a substantial increase in net interest income (the difference between what banks receive from loans and what they pay on deposits). Additionally, household and corporate deposits have grown primarily due to favorable economic conditions within the country. Utilities stocks also benefited performance, most notably among electric utilities that invested heavily in green energy, renewables, and grid infrastructure.
What detracted from performance?
Stocks in the energy sector detracted the most from the Fund’s performance during the reporting period, most notably in the integrated oil and gas industry. Amid increasing tax pressures on the sector and a windfall tax stemming from surging energy prices, a Spanish energy and petrochemical company announced a plan to potentially merge its North Sea operations with a private-equity-backed company, negatively impacting its stock.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.72%	8.15%	1.59%
Fund Market	22.89	8.22	1.64
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Spain 25/50 Index	23.21	8.53	1.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,048,723,910
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 4,436,100
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,048,723,910
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$4,436,100
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	36.1%
Utilities	26.8%
Industrials	12.7%
Consumer Discretionary	9.0%
Communication Services	8.9%
Energy	4.3%
Health Care	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Iberdrola SA	17.6%
Banco Santander SA	15.7%
Banco Bilbao Vizcaya Argentaria SA	12.2%
Amadeus IT Group SA	4.6%
Ferrovial SE	4.5%
Aena SME SA	4.5%
CaixaBank SA	4.5%
Cellnex Telecom SA	4.5%
Industria de Diseno Textil SA	4.5%
Telefonica SA	4.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Iberdrola SA	17.6%
Banco Santander SA	15.7%
Banco Bilbao Vizcaya Argentaria SA	12.2%
Amadeus IT Group SA	4.6%
Ferrovial SE	4.5%
Aena SME SA	4.5%
CaixaBank SA	4.5%
Cellnex Telecom SA	4.5%
Industria de Diseno Textil SA	4.5%
Telefonica SA	4.4%
(a)	Excludes money market funds.

C000011963 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Sweden ETF
Class Name	iShares MSCI Sweden ETF
Trading Symbol	EWD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Sweden ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Sweden ETF	$63	0.54%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. Conversely, the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate and suggesting that more hikes would be forthcoming.
  Inflation in Sweden cooled considerably while unemployment ticked up slightly and growth weakened; this led Riksbank, the Swedish central bank, to cut rates twice during the reporting period while also signaling it will continue to ease monetary policy at a faster-than-anticipated pace.
What contributed to performance?
Stocks in the industrials sector strongly contributed to the Fund’s performance during the reporting period, led by the capital goods industry. A Swedish multinational industrial company with a wide range of business lines rose after it successfully completed the acquisition of two manufacturers to expand its current product offerings within its scientific vacuum, compressor technique, and helium leak detection divisions. Financials stocks also positively impacted performance. A Swedish investment and holding company was helped by its substantial investment in a profitable telecommunication equipment vendor.
What detracted from performance?
During the reporting period that ended August 31, 2024, there were no notable detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	31.89%	11.70%	5.73%
Fund Market	31.78	11.62	5.73
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Sweden 25/50 Index	31.60	11.29	5.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 307,052,754
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,568,128
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$307,052,754
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$1,568,128
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	50.7%
Financials	23.8%
Information Technology	7.4%
Consumer Discretionary	5.2%
Materials	3.5%
Consumer Staples	3.2%
Communication Services	2.4%
Real Estate	1.9%
Health Care	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Investor AB, Class B	9.0%
Atlas Copco AB, Class A	8.6%
Volvo AB, Class B	7.4%
Assa Abloy AB, Class B	5.7%
Atlas Copco AB, Class B	4.4%
Skandinaviska Enskilda Banken AB, Class A	4.3%
Sandvik AB	4.0%
Hexagon AB, Class B	3.7%
Telefonaktiebolaget LM Ericsson, Class B	3.6%
Evolution AB	3.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Investor AB, Class B	9.0%
Atlas Copco AB, Class A	8.6%
Volvo AB, Class B	7.4%
Assa Abloy AB, Class B	5.7%
Atlas Copco AB, Class B	4.4%
Skandinaviska Enskilda Banken AB, Class A	4.3%
Sandvik AB	4.0%
Hexagon AB, Class B	3.7%
Telefonaktiebolaget LM Ericsson, Class B	3.6%
Evolution AB	3.3%
(a)	Excludes money market funds.

C000011967 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Belgium ETF
Class Name	iShares MSCI Belgium ETF
Trading Symbol	EWK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Belgium ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Belgium ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, Belgium’s monetary policy, including its policy rate, is determined by the ECB.
  Despite an increasing public deficit, Belgium’s economy proved to be resilient and fast-growing during the reporting period.
What contributed to performance?
Stocks in the healthcare sector contributed the most to the Fund’s return during the reporting period, led by the pharmaceutical, biotechnology, and life sciences industry. Belgian pharmaceutical companies benefited from continued investment in research and development, successful launches of new high-impact medications, and global demand for innovative healthcare solutions. Consumer staples stocks further contributed to performance, most notably within the beverages industry. Despite ongoing challenges in the global beer market, a dominant Belgium brewer gained as its sales started to rebound following a consumer boycott.
What detracted from performance?
Stocks in the materials sector detracted from the Fund’s performance during the reporting period, led by the chemicals industry. Reduced demand for electric vehicles hampered companies that produce battery materials and led one firm to delay construction on a new battery plant by up to two years.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.43%	4.44%	4.24%
Fund Market	13.28	4.47	4.27
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Belgium IMI 25/50 Index	13.14	3.17	3.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 16,108,336
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 92,907
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,108,336
Number of Portfolio Holdings	37
Net Investment Advisory Fees	$92,907
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	27.7%
Health Care	24.3%
Financials	16.1%
Real Estate	10.7%
Materials	8.1%
Industrials	4.6%
Consumer Discretionary	3.2%
Utilities	1.9%
Information Technology	1.9%
Communication Services	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch InBev SA/NV	22.4%
Argenx SE	13.4%
UCB SA	8.9%
KBC Group NV	4.5%
Ageas SA/NV	4.3%
Groupe Bruxelles Lambert NV	3.9%
Syensqo SA	3.3%
D'ieteren Group	3.2%
Lotus Bakeries NV	2.9%
Warehouses De Pauw CVA	2.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch InBev SA/NV	22.4%
Argenx SE	13.4%
UCB SA	8.9%
KBC Group NV	4.5%
Ageas SA/NV	4.3%
Groupe Bruxelles Lambert NV	3.9%
Syensqo SA	3.3%
D'ieteren Group	3.2%
Lotus Bakeries NV	2.9%
Warehouses De Pauw CVA	2.6%
(a)	Excludes money market funds.

C000050069 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Turkey ETF
Class Name	iShares MSCI Turkey ETF
Trading Symbol	TUR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Turkey ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Turkey ETF	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Overall, stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Turkish stocks lagged their emerging market counterparts as the country raised policy rates and enacted extreme measures to deal with sky-high inflation.
What contributed to performance?
The financials sector was the largest contributor to the Fund’s return during the reporting period. The banking sector benefited as the policy rate ended the reporting period at 50%, increasing net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). Also contributing was the consumer staples sector, particularly among food retailers and food, beverages, and tobacco stocks. As the Turkish lira depreciated due to the severe policy rate hikes, locally produced consumer staples were more competitive domestically and in export markets. Additionally, the necessity of these goods makes them less vulnerable to economic slowdowns.
What detracted from performance?
The major detractors from the Fund’s return during the reporting period were in the materials sector, including those that specialize in chemicals. Companies that specialize in metals and mining were pressured by global economic conditions and fluctuating commodity prices. In the industrials sector, rising energy prices and the country’s broader economic challenges, such as inflation and currency volatility, negatively impacted performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	1.81%	12.30%	(1.23	) %
Fund Market	1.19	12.17	(1.21)
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Turkey IMI 25/50 Index	2.20	12.61	(0.97)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 219,400,544
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,295,624
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$219,400,544
Number of Portfolio Holdings	99
Net Investment Advisory Fees	$1,295,624
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.1%
Financials	20.1%
Consumer Staples	17.1%
Materials	12.3%
Consumer Discretionary	9.3%
Energy	5.8%
Communication Services	4.4%
Utilities	2.4%
Real Estate	1.9%
Health Care	1.7%
Information Technology	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BIM Birlesik Magazalar A/S	8.8%
Akbank TAS	6.5%
Turkiye Petrol Rafinerileri AS	5.8%
KOC Holding AS	5.1%
Turk Hava Yollari AO	4.6%
Turkcell Iletisim Hizmetleri AS	4.5%
Turkiye Is Bankasi AS, Class C	4.1%
Yapi ve Kredi Bankasi A/S	3.8%
Haci Omer Sabanci Holding AS	3.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	3.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BIM Birlesik Magazalar A/S	8.8%
Akbank TAS	6.5%
Turkiye Petrol Rafinerileri AS	5.8%
KOC Holding AS	5.1%
Turk Hava Yollari AO	4.6%
Turkcell Iletisim Hizmetleri AS	4.5%
Turkiye Is Bankasi AS, Class C	4.1%
Yapi ve Kredi Bankasi A/S	3.8%
Haci Omer Sabanci Holding AS	3.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	3.2%
(a)	Excludes money market funds.

C000061365 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Israel ETF
Class Name	iShares MSCI Israel ETF
Trading Symbol	EIS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Israel ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Israel ETF	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Overall, global stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Israel registered solid returns during the reporting period despite an unprecedented strike by Hamas in October 2023. The attack and resulting war have caused bouts of volatility, including steep declines in certain sectors and rallies in others.
What contributed to performance?
Stocks in the information technology sector were the largest contributors to the Fund’s performance during the reporting period. Israel has spent heavily on research and development and has a reputation for being an innovative leader, particularly within the cybersecurity field. Firms that provide network safety solutions witnessed a considerable jump in their stock prices following a security incident at a rival firm that caused disruptions across industries. Israel also has a burgeoning healthcare industry, helped by a positive regulatory environment and a skilled workforce. During the reporting period, stocks of pharmaceutical, biotech, and life science firms gained amid merger news and generic drug approvals.
What detracted from performance?
Communication stocks modestly detracted from the Fund’s performance during the reporting period. In the media and entertainment industry, the loss of a significant client adversely affected the stock of an advertising technology firm. In the materials sector, falling fertilizer prices and geopolitical events negatively affected chemicals companies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	23.62%	6.19%	4.43%
Fund Market	23.33	6.23	4.39
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Israel Capped Investable Market Index	23.77	6.60	4.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 154,484,656
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 828,668
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$154,484,656
Number of Portfolio Holdings	106
Net Investment Advisory Fees	$828,668
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.0%
Financials	23.2%
Health Care	10.5%
Real Estate	8.5%
Industrials	6.5%
Consumer Discretionary	3.4%
Utilities	2.2%
Consumer Staples	2.2%
Materials	2.0%
Communication Services	1.8%
Energy	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Teva Pharmaceutical Industries Ltd.	9.8%
Check Point Software Technologies Ltd.	8.1%
Bank Leumi Le-Israel BM	6.8%
Bank Hapoalim BM	5.9%
CyberArk Software Ltd.	5.8%
Nice Ltd.	5.1%
Monday.com Ltd.	4.4%
Wix.com Ltd.	4.1%
Israel Discount Bank Ltd., Class A	3.2%
Nova Ltd.	3.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Teva Pharmaceutical Industries Ltd.	9.8%
Check Point Software Technologies Ltd.	8.1%
Bank Leumi Le-Israel BM	6.8%
Bank Hapoalim BM	5.9%
CyberArk Software Ltd.	5.8%
Nice Ltd.	5.1%
Monday.com Ltd.	4.4%
Wix.com Ltd.	4.1%
Israel Discount Bank Ltd., Class A	3.2%
Nova Ltd.	3.1%
(a)	Excludes money market funds.

C000011956 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Netherlands ETF
Class Name	iShares MSCI Netherlands ETF
Trading Symbol	EWN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Netherlands ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Netherlands ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, the Netherlands’ monetary policy, including its policy rate, is determined by the ECB.
  After exiting a technical recession at the start of the reporting period, the Dutch economy has been on solid footing, driven by improved household spending and cooling inflation.
What contributed to performance?
Stocks in the information technology sector strongly contributed to the Fund’s return during the reporting period, led by the semiconductor materials and equipment industry. Amid ongoing enthusiasm for artificial intelligence, companies that provide the equipment necessary to manufacture crucial semiconductor chips continue to dominate, particularly a Dutch lithography manufacturing company that sells the most advanced chip-making machine. Financial stocks also positively impacted performance, most notably among banks that saw profits and total income boosted by higher-for-longer interest rates and improving business momentum during the reporting period. Stocks in the industrials sector, particularly in the commercial and professional services industry, also aided performance.
What detracted from performance?
During the reporting period that ended August 31, 2024, there were no notable detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	25.72%	12.31%	9.51%
Fund Market	25.46	12.30	9.53
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Netherlands IMI 25/50 Index	25.89	12.81	9.85

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 294,687,015
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 1,209,823
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$294,687,015
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$1,209,823
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.0%
Financials	20.1%
Industrials	16.4%
Consumer Staples	11.6%
Consumer Discretionary	7.6%
Materials	6.4%
Communication Services	4.6%
Health Care	3.7%
Energy	1.7%
Real Estate	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	21.7%
ING Groep NV	7.3%
Prosus NV	6.5%
Wolters Kluwer NV	4.9%
Koninklijke Ahold Delhaize NV	4.0%
Adyen NV	3.8%
ASM International NV	3.7%
Koninklijke Philips NV	3.4%
DSM-Firmenich AG	3.2%
Heineken NV	3.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	21.7%
ING Groep NV	7.3%
Prosus NV	6.5%
Wolters Kluwer NV	4.9%
Koninklijke Ahold Delhaize NV	4.0%
Adyen NV	3.8%
ASM International NV	3.7%
Koninklijke Philips NV	3.4%
DSM-Firmenich AG	3.2%
Heineken NV	3.2%
(a)	Excludes money market funds.

C000011959 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI South Africa ETF
Class Name	iShares MSCI South Africa ETF
Trading Symbol	EZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI South Africa ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Africa ETF	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Overall, stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Despite structural issues, including energy supply constraints and unemployment, market optimism persisted, and South African equities registered gains for the reporting period.
What contributed to performance?
The financials sector was, on average, the largest weighting of the Fund and also the most significant contributor to the Fund’s return during the reporting period. As the South African Reserve Bank kept interest rates high, diversified banks and diversified financial services benefited from rising net interest income (the difference between what banks receive from loans and what they pay on deposits). In the consumer discretionary sector, the growing shift toward e-commerce helped broadline and apparel retailers. Additionally, miners in the materials sector benefited from the soaring price of gold, as the country is home to some of the world’s largest gold mines.
What detracted from performance?
In the communications sector, a large mobile operator detracted from the Fund’s returns during the reporting period. The firm has a substantial international client base, and the combination of currency devaluations, regional conflicts, and operational challenges significantly impacted the firm’s financial performance and stock price over the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.32%	4.74%	0.01%
Fund Market	23.48	4.84	0.08
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI South Africa 25/50 Index	23.73	5.20	0.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 294,677,925
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,651,857
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$294,677,925
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$1,651,857
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	41.4%
Materials	18.7%
Consumer Discretionary	18.3%
Consumer Staples	9.2%
Communication Services	5.1%
Industrials	2.3%
Health Care	2.2%
Real Estate	1.9%
Energy	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Naspers Ltd., Class N	15.7%
FirstRand Ltd.	10.1%
Standard Bank Group Ltd.	7.5%
Capitec Bank Holdings Ltd.	5.9%
Gold Fields Ltd.	5.1%
Anglogold Ashanti PLC	4.2%
Sanlam Ltd.	3.7%
Shoprite Holdings Ltd.	3.6%
Bid Corp. Ltd.	3.5%
MTN Group Ltd.	3.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Security	Percent of Total Investments(a)
Naspers Ltd., Class N	15.7%
FirstRand Ltd.	10.1%
Standard Bank Group Ltd.	7.5%
Capitec Bank Holdings Ltd.	5.9%
Gold Fields Ltd.	5.1%
Anglogold Ashanti PLC	4.2%
Sanlam Ltd.	3.7%
Shoprite Holdings Ltd.	3.6%
Bid Corp. Ltd.	3.5%
MTN Group Ltd.	3.5%
(a)	Excludes money market funds.

C000106873 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Asia ETF
Class Name	iShares MSCI Emerging Markets Asia ETF
Trading Symbol	EEMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Emerging Markets Asia ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Asia ETF	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China and a stronger U.S. dollar weighed on performance.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
The information technology sector in Taiwan was a significant contributor to the Fund’s return during the reporting period. The country’s semiconductor companies are the main suppliers of the chips crucial to phones, cars, and AI applications, leading these chip manufacturers to benefit from heightened global demand and technological advancements. Indian stocks were strong beneficiaries of solid economic growth and positive investor sentiment. India’s financials sector gained due to robust loan growth that helped the performance of diversified banks. Additionally, Indian automobile manufacturers in the consumer discretionary sector gained on strong domestic demand and new vehicle launches.
What detracted from performance?
Chinese equities were the largest detractors from the Fund’s return. In the consumer discretionary sector, companies that manufacture electric vehicles fell sharply due to increased tariffs on Chinese imports, and fears grew that more countries would do the same. Broadline retailers suffered from an increasingly competitive environment and weak consumer spending.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.23%	5.14%	3.61%
Fund Market	15.11	5.21	3.58
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI EM Asia Custom Capped Index	16.98	6.02	4.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 412,141,320
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 2,072,177
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$412,141,320
Number of Portfolio Holdings	917
Net Investment Advisory Fees	$2,072,177
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	29.9%
Financials	18.5%
Consumer Discretionary	13.8%
Communication Services	9.5%
Industrials	7.0%
Materials	4.8%
Consumer Staples	4.4%
Energy	4.3%
Health Care	4.1%
Utilities	2.5%
Real Estate	1.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	30.0%
India	25.6%
Taiwan	23.3%
South Korea	14.5%
Indonesia	2.2%
Malaysia	1.9%
Thailand	1.8%
Philippines	0.7%
(a)	Excludes money market funds.

C000011973 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Germany ETF
Class Name	iShares MSCI Germany ETF
Trading Symbol	EWG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Germany ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Germany ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, Germany’s monetary policy, including its policy rate, is determined by the ECB.
  The German economy shrunk during the reporting period, as stagnating economic conditions continued. Lower inflation and increased real wages, however, were bright spots for the country.
What contributed to performance?
Stocks in the information technology sector contributed the most to the Fund’s return during the reporting period, led by the software and service industry. Enthusiasm over artificial intelligence, increased spending on cybersecurity and cloud computing, and ongoing digitalization efforts in government and the private sector all boosted the sector. The financials sector also contributed to performance, led by the insurance industry. Higher premiums and fewer natural catastrophe claims boosted the property-casual segment during the reporting period.
What detracted from performance?
Stocks in the healthcare sector detracted the most from the Fund’s performance during the reporting period, most notably within the pharmaceutical, biotechnology, and life sciences industry. Stock in one of the largest pharmaceutical companies in the world fell after it was ordered to pay record damages in ongoing lawsuits against an agricultural biotechnology company it acquired.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	20.01%	7.21%	3.72%
Fund Market	19.76	7.22	3.73
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Germany Index	19.87	7.32	3.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 930,676,165
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 5,129,558
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$930,676,165
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$5,129,558
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.0%
Industrials	19.6%
Information Technology	18.8%
Consumer Discretionary	12.4%
Health Care	7.6%
Communication Services	7.2%
Materials	6.2%
Utilities	3.6%
Consumer Staples	2.5%
Real Estate	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
SAP SE	15.0%
Siemens AG	9.4%
Allianz SE	8.0%
Deutsche Telekom AG	6.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.7%
Mercedes-Benz Group AG	3.4%
Infineon Technologies AG	3.1%
BASF SE	3.0%
Deutsche Post AG	2.9%
Deutsche Boerse AG	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
SAP SE	15.0%
Siemens AG	9.4%
Allianz SE	8.0%
Deutsche Telekom AG	6.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.7%
Mercedes-Benz Group AG	3.4%
Infineon Technologies AG	3.1%
BASF SE	3.0%
Deutsche Post AG	2.9%
Deutsche Boerse AG	2.8%
(a)	Excludes money market funds.

C000050068 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Thailand ETF
Class Name	iShares MSCI Thailand ETF
Trading Symbol	THD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Thailand ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Thailand ETF	$57	0.59%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, while weakening growth in China, geopolitical concerns, and a stronger U.S. dollar weighed on returns.
  While Thailand’s economy has experienced a tourism revival, the country has seen an uneven recovery amid weak export growth, rising living costs, a slump in manufacturing, and high household debt.
  The country’s slow economic growth weighed on Thailand’s stock markets and its currency, the baht.
  To boost consumer spending, the Thai government launched a digital wallet plan and distributed approximately $276 per eligible Thai citizen. Around 45-50 million Thai citizens and more than two million vendors are expected to participate in the program.
What contributed to performance?
Within the communications sector, companies that engage in wireless telecommunications services contributed the most to the Fund’s return during the reporting period. Government policies to drive consumption boosted spending on mobile services.
What detracted from performance?
Materials stocks were the largest detractor from the Fund’s performance during the reporting period. Within the commodity chemicals industry, stocks were pressured by an increasingly competitive landscape and rising debt levels. Construction materials companies were negatively impacted by a slowdown in the Thai economy, leading to sluggish sales and weak demand. Independent power and renewable electricity producers in the utilities sector detracted amid an environment of slowing economic growth and geopolitical risks. In the consumer discretionary sector, broadline retailers detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		5 Years		10 Years
Fund NAV	(7.76	) %	(4.76	) %	(0.33	) %
Fund Market	(8.03)		(4.77)		(0.40)
MSCI Emerging Markets Index	15.07		4.79		2.56
MSCI Thailand IMI 25/50 Index	(7.82)		(4.60)		(0.11)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 238,356,604
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 1,504,764
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$238,356,604
Number of Portfolio Holdings	119
Net Investment Advisory Fees	$1,504,764
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Energy	13.7%
Consumer Staples	13.6%
Financials	10.4%
Communication Services	10.3%
Health Care	10.0%
Industrials	8.3%
Information Technology	7.7%
Consumer Discretionary	7.6%
Real Estate	6.5%
Materials	6.1%
Utilities	5.8%
Ten largest holdings
Security	Percent of Total Investments(a)
CP ALL PCL	6.7%
PTT PCL	6.4%
Delta Electronics Thailand PCL	6.4%
Bangkok Dusit Medical Services PCL	5.9%
Advanced Info Service PCL	5.6%
Airports of Thailand PCL	4.9%
PTT Exploration & Production PCL	3.8%
Siam Cement PCL (The)	3.5%
Gulf Energy Development PCL	2.9%
Bumrungrad Hospital PCL	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
CP ALL PCL	6.7%
PTT PCL	6.4%
Delta Electronics Thailand PCL	6.4%
Bangkok Dusit Medical Services PCL	5.9%
Advanced Info Service PCL	5.6%
Airports of Thailand PCL	4.9%
PTT Exploration & Production PCL	3.8%
Siam Cement PCL (The)	3.5%
Gulf Energy Development PCL	2.9%
Bumrungrad Hospital PCL	2.8%
(a)	Excludes money market funds.

C000011952 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Italy ETF
Class Name	iShares MSCI Italy ETF
Trading Symbol	EWI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Italy ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Italy ETF	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, Italy’s monetary policy, including its policy rate, is determined by the ECB.
  Cooling inflation, robust wage growth, and rising employment painted a favorable picture for the Italian economy during the reporting period. However, Italy’s growing public debt strained economic growth and impeded private sector investment.
What contributed to performance?
Stocks in the financials sector strongly contributed to the Fund’s performance during the reporting period, led by the banking industry. Despite a contested windfall tax on the banking sector issued in late 2023, revenue growth among Italian banks remained strong, boosted by significantly higher lending income and a rebound in fee and commission income. Consumer discretionary stocks also contributed to performance, most notably among automobile manufacturers that are supported by strong order books extending well into 2025.
What detracted from performance?
Stocks in the consumer staples sector detracted the most from the Fund’s return during the reporting period, led by the beverages industry. Following reports that the company is being investigated for unpaid taxes, the stock of an Italian wine and spirits producer slipped as it announced plans to buy a French cognac brand, hurting profit margins.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	26.02%	11.21%	5.30%
Fund Market	25.59	11.10	5.30
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Italy 25/50 Index	25.70	11.35	5.44

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 470,324,618
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,819,814
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$470,324,618
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$1,819,814
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	39.2%
Consumer Discretionary	19.6%
Utilities	17.7%
Industrials	6.8%
Energy	6.6%
Health Care	5.1%
Communication Services	3.0%
Consumer Staples	2.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Ferrari NV	11.6%
Enel SpA	11.4%
UniCredit SpA	11.3%
Intesa Sanpaolo SpA	11.3%
Generali	4.6%
Prysmian SpA	4.5%
Stellantis NV	4.5%
Eni SpA	4.4%
Moncler SpA	3.6%
Terna - Rete Elettrica Nazionale	3.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Ferrari NV	11.6%
Enel SpA	11.4%
UniCredit SpA	11.3%
Intesa Sanpaolo SpA	11.3%
Generali	4.6%
Prysmian SpA	4.5%
Stellantis NV	4.5%
Eni SpA	4.4%
Moncler SpA	3.6%
Terna - Rete Elettrica Nazionale	3.3%
(a)	Excludes money market funds.

C000011955 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Mexico ETF
Class Name	iShares MSCI Mexico ETF
Trading Symbol	EWW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Mexico ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Mexico ETF	$47	0.50%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, while concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Latin American economies were negatively impacted by slowing commodity prices, one of their main exports, and Mexican equities suffered steep losses.
  The landslide presidential win by Claudia Sheinbaum, leader of Mexico’s ruling party, raised concerns about reduced checks and balances on the Mexican government and downwardly pressured stocks.
What contributed to performance?
Healthcare stocks modestly contributed to the Fund’s return during the reporting period. This was attributed mainly to a pharmaceutical and personal care company that benefited from strategic moves such as refinancing its long-term debt and acquiring four new brands, further boosting investor confidence.
What detracted from performance?
The consumer staples sector was the largest detractor from the Fund’s performance during the reporting period. Companies that engage in food retailing and those that provide soft drinks and non-alcoholic beverages and food products were weighed down by higher costs and negative foreign exchange effects due to the appreciation of the Mexican peso. In addition, a major company in the consumer staples merchandise retail industry faced regulatory challenges that negatively impacted its stock price. In the materials sector, stocks of construction materials companies that provide building materials internationally were pressured by weakening demand for cement globally and slowing domestic growth. Industrials stocks, mainly those involved in transportation, were negatively pressured by rising inflation and overall slowing economic growth.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		5 Years	10 Years
Fund NAV	(11.91	) %	7.43%	(0.76	) %
Fund Market	(11.92)		7.43	(0.78)
MSCI Emerging Markets Index	15.07		4.79	2.56
MSCI Mexico IMI 25/50 Index	(12.40)		7.96	(0.37)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,329,763,434
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 8,638,130
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,329,763,434
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$8,638,130
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	31.3%
Financials	17.6%
Materials	15.9%
Industrials	15.2%
Communication Services	10.2%
Real Estate	7.7%
Consumer Discretionary	1.4%
Health Care	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Fomento Economico Mexicano SAB de CV	9.8%
Grupo Financiero Banorte SAB de CV, Class O	9.6%
Wal-Mart de Mexico SAB de CV	8.7%
America Movil SAB de CV Mexico, Series B	7.8%
Grupo Mexico SAB de CV, Series B	7.7%
Cemex SAB de CV	4.4%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.3%
Grupo Aeroportuario del Sureste SAB de CV, Class B	3.2%
Grupo Bimbo SAB de CV, Series A	3.0%
Arca Continental SAB de CV	3.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Fomento Economico Mexicano SAB de CV	9.8%
Grupo Financiero Banorte SAB de CV, Class O	9.6%
Wal-Mart de Mexico SAB de CV	8.7%
America Movil SAB de CV Mexico, Series B	7.8%
Grupo Mexico SAB de CV, Series B	7.7%
Cemex SAB de CV	4.4%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.3%
Grupo Aeroportuario del Sureste SAB de CV, Class B	3.2%
Grupo Bimbo SAB de CV, Series A	3.0%
Arca Continental SAB de CV	3.0%
(a)	Excludes money market funds.

C000011958 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Singapore ETF
Class Name	iShares MSCI Singapore ETF
Trading Symbol	EWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Singapore ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Singapore ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, although this was countered by weakening growth in China, geopolitical concerns, and a stronger U.S. dollar.
  Singapore’s central bank kept monetary policy unchanged as the country experienced moderate economic growth and slowing inflation during the reporting period.
  Singapore equities gained during the reporting period, particularly the financial sector, which saw continued inflows of foreign deposits.
What contributed to performance?
The financials sector was the leading contributor to the Fund’s return during the reporting period. Singapore has seen strong inflows of wealth due to its political stability, low taxes, and favorable policies toward family offices and trusts, positively impacting the performance of diversified banks. Additionally, banks benefited from improved net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). In the communication sector, the country’s largest telecommunications operator was helped by strategic initiatives, positive institutional inflows, and an increase in its dividend. Also contributing to performance was the stock of an e-commerce firm that reported earnings that surpassed consensus expectations.
What detracted from performance?
The industrials sector detracted from the Fund’s performance during the reporting period, most notably the stock of a leading ride-share business. The company’s growth rate was lower than its rivals, leading to disappointing earnings results. Additionally, a company that provides engineering solutions came under pressure following an investigation into possible securities violations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.87%	2.54%	1.15%
Fund Market	16.53	2.50	1.13
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Singapore 25/50 Index	17.35	3.07	1.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 512,558,313
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,271,448
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$512,558,313
Number of Portfolio Holdings	18
Net Investment Advisory Fees	$2,271,448
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	50.6%
Industrials	17.8%
Real Estate	9.2%
Communication Services	9.0%
Utilities	4.6%
Consumer Staples	4.5%
Consumer Discretionary	4.3%
Ten largest holdings
Security	Percent of Total Investments(a)
DBS Group Holdings Ltd.	22.5%
Oversea-Chinese Banking Corp. Ltd.	19.0%
Singapore Telecommunications Ltd.	4.7%
CapitaLand Ascendas REIT	4.6%
Sembcorp Industries Ltd.	4.6%
Singapore Airlines Ltd.	4.6%
Singapore Exchange Ltd.	4.5%
Wilmar International Ltd.	4.5%
United Overseas Bank Ltd.	4.5%
Keppel Ltd.	4.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
DBS Group Holdings Ltd.	22.5%
Oversea-Chinese Banking Corp. Ltd.	19.0%
Singapore Telecommunications Ltd.	4.7%
CapitaLand Ascendas REIT	4.6%
Sembcorp Industries Ltd.	4.6%
Singapore Airlines Ltd.	4.6%
Singapore Exchange Ltd.	4.5%
Wilmar International Ltd.	4.5%
United Overseas Bank Ltd.	4.5%
Keppel Ltd.	4.5%
(a)	Excludes money market funds.

C000052898 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Japan Small-Cap ETF
Class Name	iShares MSCI Japan Small-Cap ETF
Trading Symbol	SCJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Japan Small-Cap ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Small-Cap ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Bolstered by solid corporate earnings and a weak yen, Japanese equities registered solid gains during the reporting period. Smaller-capitalization companies underperformed their larger peers.
  Helping the country’s economic growth was accelerating inflation, better-than-expected industrial production, and tight labor conditions.
  As the country moved from deflation to inflation, the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate and suggesting that more hikes would be forthcoming.
What contributed to performance?
The industrials sector was the largest source of growth for the Fund during the reporting period, helped by the performance of building products, construction and engineering, electrical equipment, and machinery companies. Investments in infrastructure and efforts toward decarbonization by the Japanese government helped the firms that provide these services. In the consumer discretionary sector, consumer electronic firms benefited from the rapid evolution of the global camera industry. Information technology stocks also contributed to the Fund’s return, helped by solid performance from semiconductors and semiconductor equipment firms. Stocks of Japan’s chip equipment makers gained from strong demand and upgraded their full-year forecasts as firms continued to invest in artificial intelligence servers. Benefiting from solid growth, companies in the electronic equipment, instruments, and components industry also gained. In the financials sector, the stocks of regional banks increased following the interest rate hike by the Bank of Japan.
What detracted from performance?
During the reporting period, there were no material detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.65%	4.42%	5.29%
Fund Market	12.05	4.37	5.28
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Japan Small Cap Index	12.62	4.68	5.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 108,135,350
Holdings Count | Holding	853
Advisory Fees Paid, Amount	$ 590,240
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$108,135,350
Number of Portfolio Holdings	853
Net Investment Advisory Fees	$590,240
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	26.1%
Consumer Discretionary	16.1%
Materials	10.7%
Information Technology	10.1%
Real Estate	9.1%
Consumer Staples	9.0%
Financials	8.0%
Health Care	4.8%
Communication Services	2.9%
Utilities	2.2%
Energy	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Fujikura Ltd.	0.7%
Sumitomo Forestry Co. Ltd.	0.7%
IHI Corp.	0.6%
Ebara Corp.	0.6%
Toyo Suisan Kaisha Ltd.	0.6%
MISUMI Group Inc.	0.5%
Sojitz Corp.	0.5%
Kawasaki Heavy Industries Ltd.	0.5%
Isetan Mitsukoshi Holdings Ltd.	0.5%
Seibu Holdings Inc.	0.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Fujikura Ltd.	0.7%
Sumitomo Forestry Co. Ltd.	0.7%
IHI Corp.	0.6%
Ebara Corp.	0.6%
Toyo Suisan Kaisha Ltd.	0.6%
MISUMI Group Inc.	0.5%
Sojitz Corp.	0.5%
Kawasaki Heavy Industries Ltd.	0.5%
Isetan Mitsukoshi Holdings Ltd.	0.5%
Seibu Holdings Inc.	0.5%
(a)	Excludes money market funds.

C000011964 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Switzerland ETF
Class Name	iShares MSCI Switzerland ETF
Trading Symbol	EWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Switzerland ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Switzerland ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. The Swiss National Bank cut interest rates twice so far in 2024 and signaled a third cut could come before year-end.
  With low inflation and unemployment, Switzerland’s economy proved resilient during the reporting period; export activity started to rebound as its currency weakened, but geopolitical conflicts continued to pose risks.
What contributed to performance?
Stocks in the healthcare sector contributed the most to the Fund’s performance during the reporting period, led by the pharmaceutical, biotechnology, and life sciences industry. The stock of a Swiss drugmaker increased due to strong demand for its cardiovascular, arthritis, and psoriasis drugs. Financials stocks also benefited performance, most notably within the insurance sector, as record performance in life insurance for business and commercial insurance growth drove the profits of a large Swiss insurance company.
What detracted from performance?
During the reporting period, stocks in the consumer staples sector detracted the most from the Fund’s return, most notably within the packaged food and meats industry. The stock of a Swiss packaged food and beverage giant declined as cost-conscious consumers continued to trade down for more affordable options at the grocery store.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.32%	9.39%	6.92%
Fund Market	16.97	9.25	6.90
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Switzerland 25/50 Index	16.80	9.43	7.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,310,942,714
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 5,866,007
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,310,942,714
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$5,866,007
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	36.5%
Consumer Staples	18.2%
Financials	16.9%
Industrials	10.4%
Materials	9.7%
Consumer Discretionary	5.2%
Information Technology	1.2%
Communication Services	1.0%
Real Estate	0.6%
Utilities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Nestle SA	16.1%
Novartis AG	13.5%
Roche Holding AG	13.3%
Zurich Insurance Group AG	4.5%
ABB Ltd.	4.5%
UBS Group AG	4.4%
Cie Financiere Richemont SA, Class A	4.3%
Holcim AG	3.0%
Alcon Inc.	2.9%
Lonza Group AG	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nestle SA	16.1%
Novartis AG	13.5%
Roche Holding AG	13.3%
Zurich Insurance Group AG	4.5%
ABB Ltd.	4.5%
UBS Group AG	4.4%
Cie Financiere Richemont SA, Class A	4.3%
Holcim AG	3.0%
Alcon Inc.	2.9%
Lonza Group AG	2.8%
(a)	Excludes money market funds.

C000011968 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Brazil ETF
Class Name	iShares MSCI Brazil ETF
Trading Symbol	EWZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Brazil ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil ETF	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Overall, stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The Brazilian stock market underperformed other emerging markets over the reporting period, influenced by a combination of economic, political, and global factors. Economic growth, however, rebounded as the impacts of severe flooding were offset by strong consumer spending.
What contributed to performance?
Amid gains in the energy sector, Brazil’s state-owned oil company was a major contributor to the Fund’s return during the reporting period. The firm announced a hike in gasoline prices and enhanced its exploration opportunities helped by increased capital expenditures. Financials companies also contributed to the Fund’s return, helped by the performance of the country’s banks, which are considered to be among the largest and most advanced in Latin America. While Brazil’s central bank lowered official interest rates during the reporting period, they remained historically high, helping the performance of banks.
What detracted from performance?
Stocks in the materials sector detracted the most from the Fund’s return during the reporting period. The introduction of cheaper imports as well as sluggish demand from China, one of Brazil’s largest trading partners, weighed on companies that specialize in metals and mining. In the industrials sector, transportation stocks were challenged as the Brazilian government imposed higher taxes, and the country’s largest gasoline firm raised prices.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	3.37%	0.34%	(1.28	) %
Fund Market	3.62	0.38	(1.26)
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Brazil 25/50 Index	3.84	1.05	(0.61)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,088,521,012
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 30,037,337
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,088,521,012
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$30,037,337
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	36.3%
Energy	18.3%
Materials	13.5%
Utilities	9.4%
Industrials	8.7%
Consumer Staples	7.8%
Health Care	2.3%
Communication Services	1.8%
Consumer Discretionary	1.2%
Information Technology	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
NU Holdings Ltd./Cayman Islands, Class A	10.3%
Vale SA	9.0%
Itau Unibanco Holding SA (Preferred)	7.9%
Petroleo Brasileiro SA (Preferred)	7.8%
Petroleo Brasileiro SA	7.1%
WEG SA	4.1%
Banco Bradesco SA (Preferred)	3.6%
B3 SA - Brasil Bolsa Balcao	3.2%
Ambev SA	2.8%
Itausa SA (Preferred)	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NU Holdings Ltd./Cayman Islands, Class A	10.3%
Vale SA	9.0%
Itau Unibanco Holding SA (Preferred)	7.9%
Petroleo Brasileiro SA (Preferred)	7.8%
Petroleo Brasileiro SA	7.1%
WEG SA	4.1%
Banco Bradesco SA (Preferred)	3.6%
B3 SA - Brasil Bolsa Balcao	3.2%
Ambev SA	2.8%
Itausa SA (Preferred)	2.7%
(a)	Excludes money market funds.

C000011969 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Canada ETF
Class Name	iShares MSCI Canada ETF
Trading Symbol	EWC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Canada ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Canada ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, while the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. The Bank of Canada cut interest rates in both June and July, citing cooling inflation.
  Canada’s economy posted solid returns during the reporting period, boosted by the resilience of households and businesses. However, high living costs resulted in decreased consumer discretionary spending, while elevated debt-servicing costs held back business investments, somewhat hindering growth.
What contributed to performance?
Stocks in the financials sector strongly contributed to the Fund’s return during the reporting period, led by the banking sector. Driven by capital market business strength and a robust investment banking environment, profits at a handful of large Canadian banks surpassed expectations. At the same time, merger and acquisition activity picked up after a long hiatus due to elevated interest rates. Energy stocks also contributed, most notably among oil, gas, and consumable fuels companies. After avoiding a pipeline shutdown, a Canadian pipeline and energy company benefited from rising natural gas demand in North America and a new expansion project. As the artificial intelligence enthusiasm continued, stocks in the information technology sector also contributed.
What detracted from performance?
During the reporting period that ended August 31, 2024, there were no notable detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.42%	9.87%	4.33%
Fund Market	19.43	9.91	4.34
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Canada Custom Capped Index	19.81	10.03	4.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,591,045,776
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 13,856,813
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,591,045,776
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$13,856,813
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	36.0%
Energy	18.5%
Industrials	12.3%
Materials	11.0%
Information Technology	9.3%
Consumer Staples	4.6%
Consumer Discretionary	3.6%
Utilities	2.8%
Communication Services	1.4%
Real Estate	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	8.2%
Toronto-Dominion Bank (The)	5.0%
Shopify Inc., Class A	4.3%
Enbridge Inc.	4.2%
Canadian Pacific Kansas City Ltd.	3.7%
Canadian Natural Resources Ltd.	3.7%
Brookfield Corp., Class A	3.3%
Constellation Software Inc./Canada	3.1%
Canadian National Railway Co.	3.0%
Bank of Nova Scotia (The)	2.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	8.2%
Toronto-Dominion Bank (The)	5.0%
Shopify Inc., Class A	4.3%
Enbridge Inc.	4.2%
Canadian Pacific Kansas City Ltd.	3.7%
Canadian Natural Resources Ltd.	3.7%
Brookfield Corp., Class A	3.3%
Constellation Software Inc./Canada	3.1%
Canadian National Railway Co.	3.0%
Bank of Nova Scotia (The)	2.9%
(a)	Excludes money market funds.

C000011972 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Eurozone ETF
Class Name	iShares MSCI Eurozone ETF
Trading Symbol	EZU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Eurozone ETF	$56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for most of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
German stocks, the second-largest weighting in the Fund, contributed the most to the Fund’s performance during the reporting period, led by the information technology sector. Enthusiasm over AI, increased spending on cybersecurity and cloud computing, and ongoing digitalization efforts boosted the sector, most notably within the software and services industry. The German financials sector also contributed to performance, led by insurance companies. Stocks in the Netherlands benefited returns, most notably in the semiconductors and semiconductor equipment industry within the information technology sector. Despite fears of potential export restrictions to China, the stock of Europe’s largest technology firm that manufactures the machines used to build computer chips continued to rise.
What detracted from performance?
During the reporting period, stocks in Ireland detracted from the Fund’s performance, most notably in the materials sector. The stock of a provider of building materials solutions declined after it transitioned its primary listing to the New York Stock Exchange, causing frustration among some shareholders.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.02%	8.99%	5.25%
Fund Market	17.87	8.99	5.27
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI EMU Index	17.57	8.76	5.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,893,589,861
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 35,892,528
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,893,589,861
Number of Portfolio Holdings	224
Net Investment Advisory Fees	$35,892,528
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.8%
Industrials	17.5%
Consumer Discretionary	14.0%
Information Technology	13.7%
Health Care	7.5%
Consumer Staples	7.0%
Utilities	5.7%
Materials	5.1%
Communication Services	4.5%
Energy	4.1%
Real Estate	1.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	34.1%
Germany	26.4%
Netherlands	14.9%
Italy	8.4%
Spain	8.1%
Finland	3.1%
Belgium	2.9%
Ireland	0.9%
Austria	0.6%
Portugal	0.6%
(a)	Excludes money market funds.

C000011957 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Pacific ex Japan ETF
Class Name	iShares MSCI Pacific ex Japan ETF
Trading Symbol	EPP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Pacific ex Japan ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Pacific ex Japan ETF	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of global equities during the reporting period.
  The Australian economy was mixed during the reporting period with persistent inflation and weak economic growth. The country’s held rates steady citing persistently high inflation, which strengthened the Australian dollar.
  Despite starting the reporting period in a technical recession, New Zealand posted positive returns as economic conditions slightly improved due in part to a tourism recovery.
  As a special administrative region of China, Hong Kong’s equity markets are closely linked to China’s economic performance and policy decisions.
What contributed to performance?
Australian stocks overwhelmingly contributed to the Fund’s return. Diversified banks in the financials sector were positively impacted by solid lending growth and strong earnings reports. Diversified capital markets, financial exchanges and data stocks also contributed to the Fund’s return. In the consumer discretionary sector, a diversified conglomerate that owns several well-known retail stores benefited from strong sales, leading the firm to increase its dividend. Singapore has seen strong inflows of wealth due to its political stability, low taxes, and favorable policies toward family offices and trusts, positively impacting financials stocks.
What detracted from performance?
Conversely, financials stocks in Hong Kong negatively impacted the Fund’s performance during the reporting period. Slowing economic growth and regulatory changes in China hampered the stock of an American-Hong Kong-based multinational insurance and finance corporation that is also the largest publicly traded life insurance group in the Asia-Pacific region.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.24%	4.59%	3.00%
Fund Market	15.14	4.60	3.00
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Pacific ex Japan Index	15.70	5.10	3.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,973,839,822
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 8,891,693
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,973,839,822
Number of Portfolio Holdings	109
Net Investment Advisory Fees	$8,891,693
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	40.5%
Materials	13.3%
Real Estate	8.4%
Industrials	8.1%
Health Care	7.8%
Consumer Discretionary	5.4%
Communication Services	4.8%
Consumer Staples	3.7%
Utilities	3.6%
Energy	2.9%
Information Technology	1.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	69.3%
Hong Kong	16.4%
Singapore	12.7%
New Zealand	1.6%
(a)	Excludes money market funds.

C000100212 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Min Vol Factor ETF
Class Name	iShares MSCI Emerging Markets Min Vol Factor ETF
Trading Symbol	EEMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Min Vol Factor ETF	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, while concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Across regions, Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  The global macro backdrop was increasingly unstable during the reporting period, and a multitude of elections added to uncertainty. As inflationary pressures eased, the central banks of emerging and developed countries began lowering interest rates.
What contributed to performance?
Indian stocks were the leading contributors to the Fund’s performance. Among healthcare stocks, pharmaceuticals firms gained as the country is a leader in global drug manufacturing and innovation. This is particularly evident in the generic and vaccine segments as Indian pharmaceuticals firms provide cost efficiencies and high-quality solutions. Additionally, IT consulting companies in the information technology sector that help companies identify opportunities and develop corporate strategies involving artificial intelligence benefited.
What detracted from performance?
Mexican stocks were among the leading detractors from the Fund’s return during the reporting period. A major company in the consumer staples merchandise retail industry faced regulatory challenges that negatively impacted its stock price. Turkish stocks also detracted, as the country’s efforts to tackle soaring inflation eroded corporate profits.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.15%	3.69%	2.14%
Fund Market	14.10	3.62	2.08
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Emerging Markets Minimum Volatility (USD) Index	15.60	4.36	2.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,706,964,476
Holdings Count | Holding	348
Advisory Fees Paid, Amount	$ 11,019,805
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,706,964,476
Number of Portfolio Holdings	348
Net Investment Advisory Fees	$11,019,805
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.1%
Information Technology	18.1%
Communication Services	14.3%
Consumer Staples	10.1%
Health Care	9.2%
Consumer Discretionary	8.1%
Industrials	5.8%
Utilities	5.0%
Materials	3.4%
Energy	3.3%
Real Estate	0.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
India	25.6%
China	19.7%
Taiwan	14.6%
Saudi Arabia	8.7%
South Korea	7.0%
Malaysia	4.5%
Thailand	4.2%
United Arab Emirates	3.4%
Qatar	2.3%
Kuwait	2.1%
Other#	7.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000108746 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI World ETF
Class Name	iShares MSCI World ETF
Trading Symbol	URTH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI World ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World ETF	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. Conversely, the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate and suggesting that more hikes would be forthcoming.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for most of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks in the United States significantly contributed to the Fund’s return during the reporting period. Among U.S. stocks, the information technology sector was the largest contributor to the Fund’s performance, as firms seen as potential beneficiaries of AI gained. U.S. semiconductors and semiconductor equipment companies were a leading source of strength, as these companies produce the specialty chips needed to power AI. Japanese stocks also contributed to performance, particularly in the industrials industry. The stock of a Japanese manufacturing corporation with several business lines increased as it completed its lengthy restructuring process to focus on AI, power grids, and data centers.
What detracted from performance?
During the reporting period, there were no notable detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	24.75%	13.30%	9.81%
Fund Market	24.69	13.32	9.79
MSCI All Country World Index	23.44	12.14	8.78
MSCI World Index	24.43	13.11	9.57

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,713,581,721
Holdings Count | Holding	1,420
Advisory Fees Paid, Amount	$ 7,556,556
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,713,581,721
Number of Portfolio Holdings	1,420
Net Investment Advisory Fees	$7,556,556
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	24.7%
Financials	15.5%
Health Care	12.3%
Industrials	11.0%
Consumer Discretionary	9.9%
Communication Services	7.4%
Consumer Staples	6.5%
Energy	4.1%
Materials	3.7%
Utilities	2.6%
Real Estate	2.3%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	71.4%
Japan	5.8%
United Kingdom	3.8%
Canada	3.1%
France	2.9%
Switzerland	2.6%
Germany	2.2%
Australia	1.9%
Netherlands	1.3%
Denmark	1.0%
Other#	4.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000011970 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets ETF
Class Name	iShares MSCI Emerging Markets ETF
Trading Symbol	EEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ETF	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, although concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period, however, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Indian stocks were the largest contributors to the Fund’s performance during the reporting period. All sectors gained as India’s economy has shown considerable strength, supported by infrastructure investment, a buoyant manufacturing sector, improving unemployment, and inflation beginning to return to the Reserve Bank of India’s target rate. Investor enthusiasm for AI elevated Taiwanese stocks, particularly those that produce the semiconductors needed to process the large quantities of data generated by AI applications.
What detracted from performance?
Chinese equities were the largest detractors from the Fund’s return. Stocks of electric vehicle makers fell sharply due to increased tariffs on Chinese imports from the European Union and the United States, and fears grew that more countries would do the same. Financials stocks were negatively impacted as the country’s economic and property woes increased the amount of non-performing loans on the books of diversified banks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.54%	3.89%	1.83%
Fund Market	13.64	3.89	1.82
MSCI Emerging Markets Index	15.07	4.79	2.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 17,684,130,432
Holdings Count | Holding	1,229
Advisory Fees Paid, Amount	$ 129,434,207
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,684,130,432
Number of Portfolio Holdings	1,229
Net Investment Advisory Fees	$129,434,207
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	23.9%
Financials	23.4%
Consumer Discretionary	12.0%
Communication Services	8.9%
Industrials	6.8%
Materials	6.5%
Energy	5.2%
Consumer Staples	5.2%
Health Care	3.6%
Utilities	3.0%
Real Estate	1.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	23.8%
India	20.4%
Taiwan	18.5%
South Korea	11.5%
Brazil	5.2%
Saudi Arabia	4.0%
South Africa	3.1%
Mexico	2.0%
Indonesia	1.8%
Malaysia	1.6%
Other#	8.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000110342 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Frontier and Select EM ETF
Class Name	iShares Frontier and Select EM ETF
Trading Symbol	FM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Frontier and Select EM ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Frontier and Select EM ETF	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of global markets during the reporting period, including frontier markets.
  Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
What contributed to performance?
Stocks in Kazakhstan led the Fund’s return for the reporting period. Favorable international market conditions and growing financial technology initiatives helped stimulate capital inflows into financials stocks. Stocks in Romania also contributed, as the country’s nascent stock market benefited from an improved economic outlook and growing trade volumes. Energy stocks gained on increased demand for energy resources and efforts to switch to renewable energy, as the country strives to meet the European Union’s decarbonization goals. Additionally, a project to develop an offshore natural gas project in the Black Sea positively impacted two companies in the oil, gas, and consumables sector.
What detracted from performance?
Vietnamese stocks were the largest detractors from the Fund’s return during the reporting period. Real estate stocks have faced significant challenges as liquidity crises, debt pressure, defaults, and scandals all led to a decline in market confidence. Nigerian stocks also negatively impacted the Fund’s performance, as the country suffered from sluggish growth and high inflation. Nigeria’s top cement manufacturer declined amid loosened currency regulations. The fallout from a devalued naira (Nigeria’s currency) spread to the communications sector and caused foreign exchange losses in one of Africa’s largest telecoms operators.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.60%	1.84%	0.59%
Fund Market	6.59	2.10	0.54
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Frontier and Emerging Markets Select Index	8.16	4.10	2.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 19, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 221,618,330
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 3,532,261
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$221,618,330
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$3,532,261
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	98.1%
Dangote Cement PLC	1.3
Bangladesh Export Import Co. Ltd.	0.6%
Vndirect Securities Corp.	0.0	% (a)
Afriland Properties PLC	0.0	% (a)
Nizwa Sukuk Co.	0.0	% (a)
(a)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	98.1%
Dangote Cement PLC	1.3
Bangladesh Export Import Co. Ltd.	0.6%
Vndirect Securities Corp.	0.0	% (a)
Afriland Properties PLC	0.0	% (a)
Nizwa Sukuk Co.	0.0	% (a)
(a)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
As announced on June 7, 2024, the Board approved a proposal to close and liquidate the Fund and the Fund has entered into an extended liquidation period. During the extended liquidation period, the Fund is not managed in accordance with its investment objective and policies. Instead, the Fund currently holds a substantial majority of its assets in cash and cash equivalents from the proceeds of the Fund’s liquidation of assets, as determined by BlackRock Fund Advisors (“BFA”). The Fund will cease trading and the creation and redemption of Creation Units as soon as practicable (referred to as the “Last Trading Date”). Currently, the Fund expects the Last Trading Date to be on or around March 31, 2025. The Last Trading Date may be earlier or later than March 31, 2025 and the Fund’s website will be updated upon the determination of the Last Trading Date.
Effective August 19, 2024, BFA has contractually agreed to waive a portion of its investment advisory fee through August 18, 2025 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective August 19, 2024, BFA has contractually agreed to waive a portion of its investment advisory fee through August 18, 2025 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000109986 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Agriculture Producers ETF
Class Name	iShares MSCI Agriculture Producers ETF
Trading Symbol	VEGI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Agriculture Producers ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Agriculture Producers ETF	$38	0.39%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global agricultural producers faced severe pricing pressures during the reporting period amid weather-related events, increased production, and competitive pricing.
  Prices of wheat and maize peaked following the war between Russia and Ukraine but have since leveled off.
  The global fertilizer industry came under pressure amid geopolitical risks, export restrictions from China, and lower-than-expected crop prices.
What contributed to performance?
The Indian consumer staples sector contributed to the Fund’s performance during the reporting period. Companies that engage in the packaged foods and meats industry experienced a transformation due to shifting consumer preferences. These firms benefited from the country’s high growth, rise in disposable income, and increasing urbanization. The materials sector also contributed as India’s growing population and increased food consumption have added to the demand for fertilizers.
What detracted from performance?
The United States was the largest detractor from the Fund’s return during the reporting period as the country suffered from agriculture trade deficits. A strengthening U.S. dollar negatively impacted exports, while high labor costs raised the cost of producing specialty crops domestically, hampered companies in the agricultural products and services industry. Materials stocks in Canada also detracted as the world’s largest fertilizer company suffered from challenging market conditions in Brazil as well as sluggish demand. In Turkey, stocks suffered as the government attempted to fight soaring inflation and an overvalued lira (the country’s currency). In addition, firms in the agricultural products and services industry faced livestock shortages, wheat production declines, and the impacts of climate change.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		5 Years	10 Years
Fund NAV	(5.23	) %	8.59%	5.10%
Fund Market	(5.38)		8.62	5.01
MSCI All Country World Index	23.44		12.14	8.78
MSCI ACWI Select Agriculture Producers Investable Market Index	(5.20)		8.71	5.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 107,274,966
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 566,562
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$107,274,966
Number of Portfolio Holdings	142
Net Investment Advisory Fees	$566,562
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Agricultural & Farm Machinery	32.2%
Fertilizers & Agricultural Chemicals	31.8%
Agricultural Products & Services	18.5%
Packaged Foods & Meats	17.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	61.4%
India	6.1%
Canada	5.8%
Norway	4.7%
Japan	4.5%
Saudi Arabia	2.7%
Malaysia	2.3%
China	2.0%
Singapore	1.4%
Hong Kong	1.3%
Other#	7.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000011961 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Austria ETF
Class Name	iShares MSCI Austria ETF
Trading Symbol	EWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Austria ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Austria ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, Austria’s monetary policy, including its policy rate, is determined by the ECB.
  Tight financial conditions, labor shortages, and decreasing domestic demand hampered economic conditions in Austria during the reporting period. However, slowing inflation and central bank monetary policy easing in Europe made way for slight economic growth.
What contributed to performance?
Stocks in the financials sector strongly contributed to the Fund’s return during the reporting period, led by the banking industry. Declining inflation, increased economic stabilization, and higher net interest rates boosted Austrian bank profits. Real estate stocks also contributed to performance, most notably among real estate operating companies. The stock of a commercial real estate company increased following strong operating development due to higher-yield retail properties and robust rental income growth thanks to solid occupancy rates.
What detracted from performance?
Stocks in the information technology sector detracted the most from the Fund’s performance during the reporting period, most notably in the technology hardware and equipment industry. An Austrian technology company that specializes in high-end circuit boards was negatively impacted by weakened demand in key markets such as mobile devices and a broader slowdown in the global electronics sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	24.05%	8.31%	6.16%
Fund Market	23.89	8.33	6.16
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI Austria IMI 25/50 Index	23.64	8.15	6.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 64,168,221
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 285,391
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$64,168,221
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$285,391
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	38.4%
Industrials	14.3%
Utilities	14.0%
Energy	13.1%
Materials	11.2%
Real Estate	7.2%
Information Technology	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Erste Group Bank AG	22.8%
OMV AG	11.5%
Verbund AG	10.4%
Raiffeisen Bank International AG	4.6%
ANDRITZ AG	4.6%
voestalpine AG	4.6%
BAWAG Group AG	4.5%
Wienerberger AG	4.5%
CA Immobilien Anlagen AG	3.7%
Immofinanz AG	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Erste Group Bank AG	22.8%
OMV AG	11.5%
Verbund AG	10.4%
Raiffeisen Bank International AG	4.6%
ANDRITZ AG	4.6%
voestalpine AG	4.6%
BAWAG Group AG	4.5%
Wienerberger AG	4.5%
CA Immobilien Anlagen AG	3.7%
Immofinanz AG	3.6%
(a)	Excludes money market funds.

C000100213 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Min Vol Factor ETF
Class Name	iShares MSCI Global Min Vol Factor ETF
Trading Symbol	ACWV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Global Min Vol Factor ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Min Vol Factor ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The global macro backdrop was increasingly unstable during the reporting period and a multitude of elections added to uncertainty. As inflationary pressures eased, the central banks of emerging and developed markets began lowering interest rates.
  In the United States, investors rotated out of the information technology sector and into healthcare, communication services, and utilities, all sectors that are historically less volatile.
What contributed to performance?
Stocks in the United States contributed the most to the Fund’s return during the reporting period. The U.S. healthcare sector advanced notably, particularly within the biotechnology industry as new drug treatments drove gains in the sector. One large U.S. biopharmaceutical company advanced due to the development of a non-opioid drug that treats acute neuropathic pain, currently in late-stage clinical trials; another gained after it received Food and Drug Administration approval for its new treatment for children with genetic high cholesterol. The financials sector also contributed to the Fund’s return, particularly among insurance companies. Additionally, Indian stocks gained, led by the information technology sector. An information technology consultancy firm benefited after it announced a global strategic partnership with a U.S. cybersecurity technology company that will leverage artificial intelligence to transform and modernize enterprise cybersecurity.
What detracted from performance?
During the reporting period, there were no notable detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.32%	6.26%	7.60%
Fund Market	19.24	6.20	7.59
MSCI All Country World Index	23.44	12.14	8.78
MSCI ACWI Minimum Volatility (USD) Index	19.04	6.11	7.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,458,087,193
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 8,536,700
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,458,087,193
Number of Portfolio Holdings	396
Net Investment Advisory Fees	$8,536,700
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	19.7%
Financials	17.1%
Health Care	16.4%
Communication Services	12.2%
Consumer Staples	11.0%
Industrials	7.8%
Utilities	5.7%
Consumer Discretionary	5.5%
Energy	2.5%
Materials	2.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	59.1%
Japan	10.5%
China	6.3%
India	6.0%
Taiwan	5.1%
Switzerland	2.5%
Hong Kong	1.3%
Saudi Arabia	1.2%
Singapore	1.0%
Germany	1.0%
Other#	6.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000011962 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI South Korea ETF
Class Name	iShares MSCI South Korea ETF
Trading Symbol	EWY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI South Korea ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Korea ETF	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period.
  South Korean equities posted modest returns amid moderating inflation, but concerns remain about slowing jobs growth. The Bank of Korea kept the monetary policy unchanged during the reporting period.
  Powered by artificial intelligence, information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
South Korea’s financials sector was the largest contributor to the Fund’s performance during the reporting period. Stocks of diversified banks moved higher following regulatory efforts to speed up corporate reforms, boost shareholder profits, and increase tax benefits. In healthcare, pharmaceuticals and biotechnology firms benefited from acquisitions, positive clinical trials, and drug approvals.
What detracted from performance?
The materials sector detracted the most from the Fund’s performance during the reporting period. In the commodity chemicals industry, companies that manufacture batteries declined due to slowing global demand for electric vehicles and overproduction by China, leading some manufacturers to cut prices. In the metals and mining industry, steelmakers were negatively impacted by higher raw material prices and reduced demand. In the industrials sector, slowing demand for electric vehicles and a supply glut for rechargeable batteries spread to electrical equipment stocks, causing them to decline.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.55%	6.10%	1.68%
Fund Market	7.63	6.07	1.66
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Korea 25/50 Index	7.65	6.50	2.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,067,752,318
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 26,928,392
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,067,752,318
Number of Portfolio Holdings	103
Net Investment Advisory Fees	$26,928,392
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.6%
Industrials	15.8%
Financials	13.7%
Consumer Discretionary	10.5%
Health Care	8.8%
Materials	6.3%
Communication Services	5.6%
Consumer Staples	2.6%
Energy	1.5%
Utilities	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Samsung Electronics Co. Ltd.	21.3%
SK Hynix Inc.	8.3%
Hyundai Motor Co.	3.2%
KB Financial Group Inc.	3.0%
Celltrion Inc.	2.8%
Kia Corp.	2.5%
Shinhan Financial Group Co. Ltd.	2.3%
POSCO Holdings Inc.	2.2%
NAVER Corp.	2.0%
Samsung SDI Co. Ltd.	1.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Samsung Electronics Co. Ltd.	21.3%
SK Hynix Inc.	8.3%
Hyundai Motor Co.	3.2%
KB Financial Group Inc.	3.0%
Celltrion Inc.	2.8%
Kia Corp.	2.5%
Shinhan Financial Group Co. Ltd.	2.3%
POSCO Holdings Inc.	2.2%
NAVER Corp.	2.0%
Samsung SDI Co. Ltd.	1.7%
(a)	Excludes money market funds.

C000011965 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Taiwan ETF
Class Name	iShares MSCI Taiwan ETF
Trading Symbol	EWT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Taiwan ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Taiwan ETF	$69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, however, weakening growth in China, geopolitical concerns, and a stronger U.S. dollar weighed on returns.
  Taiwan’s status as the center of semiconductor manufacturing has attracted significant foreign investment and technological advancements, pushing the country’s equity markets to new all-time highs.
  The strength of the technology sector, powered by artificial intelligence (“AI”) and the semiconductor firms that manufacture the chips that power AI, helped Taiwanese equities gain during the reporting period.
What contributed to performance?
Information technology stocks overwhelmingly contributed to the Fund’s return. Gains were dominated by firms in the semiconductor segment, predominately from the country’s largest firm and one of the world’s largest semiconductor companies. In addition to their use in AI applications, semiconductors are used in smartphones, laptops, automotives, and many other industries. Taiwan’s financials sector also contributed to the Fund’s performance. Diversified banks were supported by a high retail deposit base, recovering corporate lending, and solid wealth management fees. Companies within life and health insurance also gained.
What detracted from performance?
Detracting from the Fund’s return during the reporting period were stocks within the materials sector. Within the commodity chemicals industry, the stock of the country’s largest industrial conglomerate suffered from soft petrochemical demand, a weak recovery in China, and foreign exchange losses.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	32.85%	17.16%	10.36%
Fund Market	33.00	17.09	10.27
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Taiwan 25/50 Index	32.81	17.76	11.00

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,233,503,864
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 24,086,418
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,233,503,864
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$24,086,418
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	63.6%
Financials	17.7%
Industrials	5.6%
Materials	4.3%
Consumer Discretionary	3.1%
Communication Services	2.8%
Consumer Staples	1.8%
Health Care	0.7%
Real Estate	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Taiwan Semiconductor Manufacturing Co. Ltd.	22.0%
Hon Hai Precision Industry Co. Ltd.	5.9%
MediaTek Inc.	4.9%
Delta Electronics Inc.	2.2%
Quanta Computer Inc.	2.1%
Fubon Financial Holding Co. Ltd.	2.1%
United Microelectronics Corp.	1.8%
CTBC Financial Holding Co. Ltd.	1.7%
Cathay Financial Holding Co. Ltd.	1.6%
ASE Technology Holding Co. Ltd.	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Taiwan Semiconductor Manufacturing Co. Ltd.	22.0%
Hon Hai Precision Industry Co. Ltd.	5.9%
MediaTek Inc.	4.9%
Delta Electronics Inc.	2.2%
Quanta Computer Inc.	2.1%
Fubon Financial Holding Co. Ltd.	2.1%
United Microelectronics Corp.	1.8%
CTBC Financial Holding Co. Ltd.	1.7%
Cathay Financial Holding Co. Ltd.	1.6%
ASE Technology Holding Co. Ltd.	1.5%
(a)	Excludes money market funds.

C000109985 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Gold Miners ETF
Class Name	iShares MSCI Global Gold Miners ETF
Trading Symbol	RING
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Global Gold Miners ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Gold Miners ETF	$48	0.39%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Geopolitical tensions, increased buying from central banks, and rising demand helped gold prices steadily increase during the reporting period, reaching several new all-time highs.
  A slowing U.S. dollar, anticipation of rate cuts by the U.S. Federal Reserve Bank, and the upcoming U.S. presidential election have helped drive up the price of gold as investors seek the metal’s safe-haven qualities.
What contributed to performance?
Stocks in Canada were the largest contributor to the Fund’s return. As the world’s fourth-largest gold producer, Canada is home to numerous natural resources and benefits from established and transparent mining-friendly regulations. Gold miners surged during the reporting period as the price of gold was buoyed by increased demand, particularly buying by central banks, and expectations for lower interest rates. In the United States, one of the world’s largest gold miners contributed to the Fund’s return as the firm benefited from favorable market conditions and improved profits. South African gold miners were positively impacted by increased output of the precious metal, better grades, and the rally in the gold price.
What detracted from performance?
Indonesian stocks detracted from the Fund’s return during the reporting period. The country’s state miner declined amid allegations that the company counterfeited gold.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	45.12%	7.86%	5.00%
Fund Market	45.59	7.87	5.04
MSCI All Country World Index	23.44	12.14	8.78
MSCI ACWI Select Gold Miners Investable Market Index	44.41	7.81	5.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 550,206,351
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,721,026
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$550,206,351
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$1,721,026
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	52.4%
United States	22.8%
South Africa	10.9%
Australia	4.8%
China	4.5%
United Kingdom	2.0%
Peru	1.2%
Indonesia	0.7%
Turkey	0.7%
Russia	0.0	% (b)
Security	Percent of Total Investments(a)
Newmont Corp.	21.4%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limited	13.6%
Barrick Gold Corp.	11.7%
Wheaton Precious Metals Corp.	4.6%
Kinross Gold Corp.	4.4%
Anglogold Ashanti PLC	4.3%
Zijin Mining Group Co. Ltd., Class H	3.9%
Gold Fields Ltd.	3.7%
Alamos Gold Inc., Class A	3.6%
Harmony Gold Mining Co. Ltd.	2.5%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Newmont Corp.	21.4%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limited	13.6%
Barrick Gold Corp.	11.7%
Wheaton Precious Metals Corp.	4.6%
Kinross Gold Corp.	4.4%
Anglogold Ashanti PLC	4.3%
Zijin Mining Group Co. Ltd., Class H	3.9%
Gold Fields Ltd.	3.7%
Alamos Gold Inc., Class A	3.6%
Harmony Gold Mining Co. Ltd.	2.5%
(a)Excludes money market funds.
C000011971 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI France ETF
Class Name	iShares MSCI France ETF
Trading Symbol	EWQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI France ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI France ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  The European Central Bank (“ECB”) cut its primary lending rate in June, and the U.S. Federal Reserve Bank provided strong indications that it would soon lower interest rates. As a member of the Eurozone, France’s monetary policy, including its policy rate, is determined by the ECB.
  Despite a hefty deficit and growing debt, the French economy had a better-than-expected start to the year. However, snap Parliamentary elections and uncertainty surrounding both parties’ plans to reduce the deficit caused volatility late in the reporting period.
What contributed to performance?
Stocks in the industrials sector contributed the most to the Fund’s performance during the reporting period, led by the capital goods industry. Stock in a French multinational energy management and digital automation company rose after it upgraded its cloud-based energy management platform that is used to help companies monitor, track, and standardize their sustainability efforts. Financial stocks further contributed to performance, most notably among insurance companies.
What detracted from performance?
Consumer discretionary stocks detracted the most from the Fund’s returns during the reporting period, led by the consumer durables industry. The stock of the world’s largest luxury goods conglomerate fell as consumers continued to rein in spending on luxury items amid challenging economic conditions including rising prices and high interest rates.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.30%	9.22%	6.52%
Fund Market	9.06	9.15	6.54
MSCI ACWI ex USA Index	18.21	7.56	4.42
MSCI France Index	8.74	8.65	6.20

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 669,913,435
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 3,536,110
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$669,913,435
Number of Portfolio Holdings	63
Net Investment Advisory Fees	$3,536,110
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.8%
Consumer Discretionary	18.3%
Health Care	11.2%
Financials	10.2%
Consumer Staples	9.6%
Energy	7.5%
Materials	6.3%
Information Technology	4.1%
Communication Services	3.0%
Utilities	2.8%
Real Estate	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
LVMH Moet Hennessy Louis Vuitton SE	10.4%
TotalEnergies SE	7.5%
Schneider Electric SE	7.1%
Sanofi SA	6.5%
Air Liquide SA	5.5%
L'Oreal SA	5.4%
Airbus SE	4.6%
Hermes International SCA	3.9%
Safran SA	3.8%
EssilorLuxottica SA	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
LVMH Moet Hennessy Louis Vuitton SE	10.4%
TotalEnergies SE	7.5%
Schneider Electric SE	7.1%
Sanofi SA	6.5%
Air Liquide SA	5.5%
L'Oreal SA	5.4%
Airbus SE	4.6%
Hermes International SCA	3.9%
Safran SA	3.8%
EssilorLuxottica SA	3.6%
(a)	Excludes money market funds.

C000050065 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI BIC ETF
Class Name	iShares MSCI BIC ETF
Trading Symbol	BKF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI BIC ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI BIC ETF	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The Reserve Bank of India held rates steady during the reporting period, helping inflation return to the central bank’s target rate. While Indian equities gained considerably, stocks faced volatility after Prime Minister Narendra Modi’s unexpected Parliamentary majority loss.
  China’s prolonged property market decline continued, and sluggish domestic demand led to deflation and reduced growth prospects. The major policy interventions enacted by the government helped to ease investor concerns, but sentiment remained cautious.
  The Brazilian stock market underperformed, influenced by a combination of economic, political, and global factors. Smaller companies were further impacted by high interest rates and inflation, which constrained consumer spending and investment.
What contributed to performance?
Indian equities were the main driver behind the Fund’s performance during the reporting period. India’s economy has shown considerable strength, supported by infrastructure investment, a buoyant manufacturing sector, and improving unemployment. In the financials sector, robust loan growth helped the performance of diversified banks. In the industrials sector, aerospace and defense companies benefited from a growing demand for domestic air travel and government initiatives encouraging innovation in space ventures.
What detracted from performance?
China’s economic struggles continued during the reporting period, causing it to detract from the Fund’s return. In the consumer discretionary sector, stocks of electric vehicle makers fell sharply as the United States, the European Union, and Latin America increased tariffs on Chinese imports, and fears grew that more countries would do the same. Healthcare stocks were pressured as the United States moved closer to passing the U.S. Biosecure Act, which would prohibit federal funding for companies that have commercial arrangements with certain Chinese biotechnology firms.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years		10 Years
Fund NAV	8.26%	(0.08	) %	0.82%
Fund Market	7.56	(0.02)		0.80
MSCI Emerging Markets Index	15.07	4.79		2.56
MSCI BIC Index	11.12	0.92		1.55

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 71,259,558
Holdings Count | Holding	693
Advisory Fees Paid, Amount	$ 508,474
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$71,259,558
Number of Portfolio Holdings	693
Net Investment Advisory Fees	$508,474
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.8%
Consumer Discretionary	19.5%
Communication Services	12.8%
Energy	7.9%
Information Technology	7.8%
Industrials	7.1%
Materials	6.1%
Consumer Staples	5.8%
Health Care	4.4%
Utilities	4.3%
Real Estate	1.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	48.3%
India	41.3%
Brazil	10.4%
Russia	0.0	% (b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

C000154544 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Emerging Markets Equity Factor ETF
Class Name	iShares Emerging Markets Equity Factor ETF
Trading Symbol	EMGF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Emerging Markets Equity Factor ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Equity Factor ETF	$29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, while concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  The global macro backdrop was increasingly unstable during the reporting period although pockets of optimism were evident. The restrictive rate environment benefited higher quality companies, and in emerging markets, strong momentum was driven by growth prospects.
What contributed to performance?
Indian stocks were among the largest contributors to the Fund’s return during the reporting period. In the industrials sector, aerospace and defense companies benefited from a growing demand for domestic air travel and government initiatives to encourage innovation in space ventures. In the financials sector, robust loan growth helped the performance of diversified banks. Taiwanese stocks also contributed to the Fund’s return, dominated by firms in the semiconductor segment, predominately from the country’s largest firm and one of the world’s largest semiconductor companies. In addition to their use in artificial intelligence applications, semiconductors are used in smartphones, laptops, automotives, and many other industries.
What detracted from performance?
Mexican stocks were a modest detractor from the Fund’s performance during the reporting period. Diversified banks within the financials sector were hampered by the unexpected victory of Claudia Sheinbaum, as many investors feared her policies would negatively impact Mexican equities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 8, 2015 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	20.07%	6.87%	6.95%
Fund Market	20.11	6.83	6.89
S&P Emerging Broad Market Index	16.23	5.55	6.94
STOXX Emerging Markets Equity Factor Index	21.42	7.79	7.56

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 667,991,873
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 1,508,081
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$667,991,873
Number of Portfolio Holdings	609
Net Investment Advisory Fees	$1,508,081
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.2%
Financials	21.7%
Consumer Discretionary	11.7%
Industrials	8.7%
Communication Services	8.3%
Consumer Staples	6.9%
Materials	5.4%
Energy	5.2%
Utilities	3.4%
Health Care	2.5%
Real Estate	1.0%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
India	22.6%
China	22.1%
Taiwan	18.4%
South Korea	13.6%
Brazil	4.3%
Saudi Arabia	2.7%
South Africa	2.2%
Mexico	2.0%
United Arab Emirates	2.0%
Indonesia	1.7%
Other#	8.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year.
Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000050066 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Chile ETF
Class Name	iShares MSCI Chile ETF
Trading Symbol	ECH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Chile ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Chile ETF	$59	0.60%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, but geopolitical concerns, weakening growth in China, and a stronger U.S. dollar weighed on equities.
  Overall, stocks registered solid gains as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  However, Chile’s stock market retreated during the reporting period, negatively pressured by economic weakness in China, Chile’s largest trading partner. Conversely, rising copper prices, the country’s largest export, helped the Chilean economy.
  Following a four-year freeze on electricity prices that resulted in billions of dollars of debt, the country began to gradually raise these rates, a move that looks to ease working capital constraints for energy projects.
What contributed to performance?
Financial stocks contributed the most to the Fund’s performance during the reporting period. Diversified banks reported solid earnings and benefited from signs of recovery in the Chilean economy. In the consumer discretionary sector, a broadline retailer benefited from cost-cutting measures as well as an expansion into Peru.
What detracted from performance?
Industrials stocks were among the largest detractors from the Fund’s return during the reporting period. In the electrical components and equipment industry, one of the world’s largest lithium producers was negatively impacted by a significant price drop of the metal used in batteries. In the utilities sector, a widespread storm that caused severe power outages resulted in a government review of an electricity firm’s concession, causing a severe drop of the firm’s stock price as well as the stock of its parent company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		5 Years		10 Years
Fund NAV	(2.72	) %	(1.64	) %	(1.79	) %
Fund Market	(2.35)		(1.59)		(1.78)
MSCI Emerging Markets Index	15.07		4.79		2.56
MSCI Chile IMI 25/50 Index	(2.47)		(1.79)		(1.81)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 530,261,122
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,322,337
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$530,261,122
Number of Portfolio Holdings	29
Net Investment Advisory Fees	$3,322,337
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	31.6%
Materials	18.9%
Utilities	17.8%
Consumer Staples	13.7%
Consumer Discretionary	8.4%
Industrials	4.7%
Real Estate	3.3%
Communication Services	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Banco de Chile	13.6%
Sociedad Quimica y Minera de Chile SA (Preferred), Class B	13.2%
Banco Santander Chile	8.2%
Enel Americas SA	5.7%
Latam Airlines Group SA	4.7%
Cencosud SA	4.5%
Banco de Credito e Inversiones SA	4.4%
Empresas CMPC SA	4.3%
Empresas Copec SA	4.3%
Falabella SA	4.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Banco de Chile	13.6%
Sociedad Quimica y Minera de Chile SA (Preferred), Class B	13.2%
Banco Santander Chile	8.2%
Enel Americas SA	5.7%
Latam Airlines Group SA	4.7%
Cencosud SA	4.5%
Banco de Credito e Inversiones SA	4.4%
Empresas CMPC SA	4.3%
Empresas Copec SA	4.3%
Falabella SA	4.1%
(a)	Excludes money market funds.

C000052897 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Small-Cap ETF
Class Name	iShares MSCI Emerging Markets Small-Cap ETF
Trading Symbol	EEMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Small-Cap ETF	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Indian stocks were the largest contributors to the Fund’s performance. Indian equities have been supported by solid economic growth and strong domestic fund inflows. Companies that provide electrical components and equipment in the industrials sector were a source of strength, benefiting from the country’s drive to increase access to electricity. In Taiwan, companies that manufacture the semiconductors needed to process the large quantities of data generated by AI applications contributed.
What detracted from performance?
Chinese equities detracted the most from the Fund’s return during the reporting period as the country continued to face economic struggles. In the real estate sector, stocks were challenged by the country’s ongoing property crisis. Healthcare stocks faced further pressure due to concerns over the U.S. Biosecure Act, which would prohibit federal funding for companies that have commercial arrangements with certain Chinese biotechnology firms.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.41%	11.08%	4.53%
Fund Market	13.70	11.10	4.42
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Emerging Markets Small Cap Index	16.20	11.84	5.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 373,810,138
Holdings Count | Holding	1,600
Advisory Fees Paid, Amount	$ 2,594,677
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$373,810,138
Number of Portfolio Holdings	1,600
Net Investment Advisory Fees	$2,594,677
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	18.1%
Information Technology	17.3%
Consumer Discretionary	12.0%
Materials	11.2%
Financials	10.8%
Health Care	9.4%
Consumer Staples	6.1%
Real Estate	6.1%
Communication Services	3.7%
Utilities	3.4%
Energy	1.9%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
India	30.0%
Taiwan	22.3%
South Korea	11.6%
China	7.8%
Saudi Arabia	3.8%
South Africa	3.4%
Brazil	3.4%
Thailand	2.9%
Malaysia	2.7%
Turkey	2.0%
Other#	10.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000147985 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Russia ETF
Class Name	iShares MSCI Russia ETF
Trading Symbol	ERUS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Russia ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Russia ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
The Fund sought to track the investment results of an index composed of Russian equities, as represented by the MSCI Russia 25/50 Index (the “Index”). Effective June 1, 2022, the Index was discontinued by the index provider, MSCI, Inc. Due to the discontinuation of the Fund’s underlying index and ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment objective. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.
During the period, the Fund was able to sell certain investments, which were previously being fair valued at a nominal value like all other local Russian equities and Russian exposed ADR and GDR securities, and received interest on its money market fund holdings.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years		10 Years
Fund NAV(a)	8,908.28%	(28.53	) %	(13.33	) %
Fund Market(b)	N/A	(42.42)		(14.11)
MSCI Russia 25/50 Index(c)	N/A	(91.92)		(71.67)
(a)
Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value with all other local Russian equities and Russian exposed ADR and GDR securities.

(b)
Effective March 4, 2022, NYSE Arca, Inc. halted trading of the Fund and the Fund Market returns shown are as follows: 5 Years return and 10 Years return from September 1, 2019 and September 1, 2014, respectively through March 4, 2022. A 1 Year Fund Market return is not shown as NYSE Arca, Inc. halted trading of the Fund prior to September 1, 2023.

(c)
Effective June 1, 2022, the Index was discontinued by the index provider, MSCI, Inc and the Index returns shown are as follows: 5 Years return and 10 Years return from September 1, 2019 and September 1, 2014, respectively through May 31, 2022. A 1 Year Index return is not shown as MSCI, Inc discontinued the Index prior to September 1, 2023.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Net Assets	$ 529,902
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$529,902
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	94.5%
Inter RAO UES PJSC	2.9
Gazprom PJSC	0.5%
Surgutneftegas PJSC	0.5%
Surgutneftegas PJSC (Preferred)	0.5%
Sberbank of Russia PJSC	0.4%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.1%
Moscow Exchange MICEX-RTS PJSC	0.1%
Novolipetsk Steel PJSC	0.1%

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	94.5%
Inter RAO UES PJSC	2.9
Gazprom PJSC	0.5%
Surgutneftegas PJSC	0.5%
Surgutneftegas PJSC (Preferred)	0.5%
Sberbank of Russia PJSC	0.4%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.1%
Moscow Exchange MICEX-RTS PJSC	0.1%
Novolipetsk Steel PJSC	0.1%

C000186806 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets ex China ETF
Class Name	iShares MSCI Emerging Markets ex China ETF
Trading Symbol	EMXC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Emerging Markets ex China ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ex China ETF	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, while concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. And, despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Information technology stocks from Taiwan were the largest contributors to the Fund’s performance during the reporting period. Gains were dominated by firms in the semiconductor segment, predominately from the country’s largest firm and one of the world’s largest semiconductor companies. In addition to their use in AI applications, semiconductors are used in smartphones, laptops, automotives, and many other industries. Indian stocks also strongly contributed to the Fund’s performance during the reporting period. All sectors gained as India’s economy has shown considerable strength, supported by infrastructure investment, a buoyant manufacturing sector, improving unemployment, and inflation beginning to return to the Reserve Bank of India’s target rate.
What detracted from performance?
Mexican stocks were a modest detractor from the Fund’s performance during the reporting period, particularly the consumer staples sector. Companies in the food, beverage, and tobacco industry were weighed down by higher costs and negative foreign exchange effects due to the appreciation of the Mexican peso.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 18, 2017 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	20.98%	8.08%	4.99%
Fund Market	20.75	8.07	4.99
MSCI Emerging Markets Index	15.07	4.79	3.10
MSCI Emerging Markets ex China Index	22.60	8.71	5.60

Performance Inception Date	Jul. 18, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 16,193,581,697
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 26,475,831
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,193,581,697
Number of Portfolio Holdings	715
Net Investment Advisory Fees	$26,475,831
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	29.5%
Financials	25.2%
Materials	7.6%
Industrials	7.4%
Consumer Discretionary	6.8%
Energy	5.5%
Consumer Staples	5.5%
Communication Services	4.6%
Health Care	3.5%
Utilities	3.0%
Real Estate	1.4%
Country/Geographic Region	Percent of Total Investments(a)
India	26.7%
Taiwan	24.3%
South Korea	15.1%
Brazil	6.9%
Saudi Arabia	5.3%
South Africa	4.1%
Mexico	2.6%
Indonesia	2.3%
Malaysia	2.0%
Thailand	1.9%
Other#	8.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000109988 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Metals & Mining Producers ETF
Class Name	iShares MSCI Global Metals & Mining Producers ETF
Trading Symbol	PICK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Metals & Mining Producers ETF	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Metals and mining producer companies faced several challenges during the reporting period, including geopolitical risks, volatile exchange rates, unpredictable demands, and rising costs.
  China is one of the world’s largest consumers of many metals, and continued weakness in the country’s economy has weighed on metals and mining producers. The country remains the world’s largest producer and consumer of steel.
What contributed to performance?
Steel companies in India contributed the most to the Fund’s return during the reporting period, benefiting from robust demand. India is the world’s second-largest producer of crude steel, as well as a healthy consumer, driven by the Indian government’s spending on infrastructure. In the United Kingdom, diversified miners rose. Notably, a British-Australian miner that is a major producer of iron ore gained amid an environment of improved supply and easing commodity, diesel, and natural gas prices.
What detracted from performance?
Metal and mining companies in Korea were the biggest detractors from the Fund’s performance during the reporting period. The stock prices of steel firms were hampered by slowing domestic construction demand, and as excessive output from China drove down steel prices. Australian companies engaged in diversified metals also detracted from the Fund’s return, weighed down as lithium and cobalt prices trended lower.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	1.20%	14.14%	4.50%
Fund Market	1.18	14.05	4.39
MSCI All Country World Index	23.44	12.14	8.78
MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index	1.45	14.47	4.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 966,450,423
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 4,662,573
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$966,450,423
Number of Portfolio Holdings	259
Net Investment Advisory Fees	$4,662,573
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Industry	Percent of Total Investments(a)
Diversified Metals & Mining	47.1%
Steel	35.0%
Copper	12.0%
Aluminum	4.8%
Precious Metals & Minerals	1.1%
Country/Geographic Region	Percent of Total Investments(a)
Australia	22.7%
United States	19.1%
United Kingdom	16.9%
Canada	6.5%
India	6.3%
Japan	5.4%
Brazil	4.3%
South Korea	2.5%
China	2.4%
Taiwan	1.7%
Other#	12.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000141922 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI Emerging Markets ETF
Class Name	iShares Currency Hedged MSCI Emerging Markets ETF
Trading Symbol	HEEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Emerging Markets ETF	$0(a)	0.00%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, although concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period, however, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Indian stocks were the largest contributors to the Fund’s performance during the reporting period. All sectors gained as India’s economy has shown considerable strength, supported by infrastructure investment, a buoyant manufacturing sector, improving unemployment, and inflation beginning to return to the Reserve Bank of India’s target rate. Investor enthusiasm for AI elevated Taiwanese stocks, particularly those that produce the semiconductors needed to process the large quantities of data generated by AI applications.
What detracted from performance?
Chinese equities were the largest detractors from the Fund’s return. Stocks of electric vehicle makers fell sharply due to increased tariffs on Chinese imports from the European Union and the United States, and fears grew that more countries would do the same. Financials stocks were negatively impacted as the country’s economic and property woes increased the amount of non-performing loans on the books of diversified banks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 23, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	15.12%	5.51%	4.28%
Fund Market	15.59	5.59	4.31
MSCI Emerging Markets Index	15.07	4.79	3.10
MSCI Emerging Markets 100% Hedged to USD Index	16.41	6.24	4.80

Performance Inception Date	Sep. 23, 2014
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 163,644,629
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$163,644,629
Number of Portfolio Holdings	118
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Investment Companies	99.9%
Forward foreign currency exchange contracts, net cumulative depreciation	(1.0	) %
Other assets less liabilities	1.1%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments (b)
Information Technology	23.9%
Financials	23.4%
Consumer Discretionary	12.0%
Communication Services	8.9%
Industrials	6.8%
Materials	6.5%
Energy	5.2%
Consumer Staples	5.2%
Health Care	3.6%
Utilities	3.0%
Real Estate	1.5%
(a)	The underlying fund is iShares MSCI Emerging Markets ETF.
(b)	Excludes money market funds.

C000170244 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI EM ETF
Class Name	iShares ESG Aware MSCI EM ETF
Trading Symbol	ESGE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware MSCI EM ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EM ETF	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period, while concerns about demand from China and a strengthening U.S. dollar weighed on returns.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
What contributed to performance?
Taiwanese stocks contributed the most to the Fund’s return. Investor enthusiasm for artificial intelligence elevated information technology stocks, particularly those that produce the semiconductors needed to process the large quantities of data generated by these applications. Indian stocks also contributed, as India’s economy has shown considerable strength, supported by infrastructure investment, a buoyant manufacturing sector, improving unemployment, and inflation beginning to return to the Reserve Bank of India’s target rate.
What detracted from performance?
Chinese equities were the largest detractors from the Fund’s return. Stocks of electric vehicle makers fell sharply due to increased tariffs on Chinese imports from the European Union and the United States. Healthcare stocks faced pressures due to concerns over the U.S. Biosecure Act, which would prohibit federal funding for companies that have commercial arrangements with certain Chinese biotechnology firms.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 28, 2016 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	12.61%	3.87%	6.07%
Fund Market	12.85	3.89	6.05
MSCI Emerging Markets Index	15.07	4.79	6.47
MSCI Emerging Markets Extended ESG Focus Index	13.53	4.37	6.60

Performance Inception Date	Jun. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,369,145,339
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 10,283,909
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,369,145,339
Number of Portfolio Holdings	319
Net Investment Advisory Fees	$10,283,909
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	27.3%
Information Technology	24.5%
Consumer Discretionary	13.3%
Communication Services	9.5%
Materials	4.9%
Industrials	4.6%
Consumer Staples	4.6%
Energy	4.2%
Health Care	3.5%
Utilities	2.4%
Real Estate	1.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	23.1%
Taiwan	20.4%
India	20.1%
South Korea	11.6%
Brazil	4.4%
South Africa	3.9%
Saudi Arabia	3.3%
Malaysia	2.9%
Thailand	2.1%
Mexico	1.5%
Other#	6.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000109983 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Silver and Metals Miners ETF
Class Name	iShares MSCI Global Silver and Metals Miners ETF
Trading Symbol	SLVP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Global Silver and Metals Miners ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Silver and Metals Miners ETF	$45	0.39%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Silver’s many industrial applications, including batteries, LED chips, and semiconductor chips, helped push the metal’s physical price higher. Due to its conductivity properties, silver is also a critical component of solar panels and wind turbines, as well as in the control rods of nuclear reactors.
  Fluctuations in interest rates and demand from the green energy sector, as well as general uncertainty in the broader economy also benefited the price of silver.
What contributed to performance?
Stocks in Canada were the largest contributor to the Fund’s return. Canada is home to numerous natural resources and benefits from established and transparent mining-friendly regulations. Gold and silver miners advanced during the reporting period as the prices of these metals hit all-time highs, buoyed by hopes for interest rate cuts in the United States and stimulus measures in China. In the United States, the performance of the largest silver mining company in the country benefited from the metal’s potential in the renewables sector. In the United Kingdom, a London-based precious metals miner advanced on an increase in gold production at its key mine in Brazil.
What detracted from performance?
Companies in Mexico’s materials sector were the largest detractors from the Fund’s return during the reporting period. The stock of one of the country’s biggest industrial groups suffered as higher production costs and a strike called by the national mining union negatively impacted operating profits.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	28.67%	4.32%	1.27%
Fund Market	28.36	4.20	1.14
MSCI All Country World Index	23.44	12.14	8.78
MSCI ACWI Select Silver Miners Investable Market Index	28.33	4.31	1.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 229,324,487
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 727,516
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$229,324,487
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$727,516
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	67.8%
United States	20.0%
Mexico	6.1%
Japan	3.3%
South Africa	1.5%
Peru	0.8%
United Kingdom	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Pan American Silver Corp.	21.7%
Hecla Mining Co.	9.6%
Newmont Corp.	7.4%
Industrias Penoles SAB de CV	6.1%
Wheaton Precious Metals Corp.	4.7%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limited	4.6%
First Majestic Silver Corp.	4.5%
Aya Gold & Silver Inc.	4.5%
MAG Silver Corp.	4.5%
Fortuna Mining Corp.	4.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Pan American Silver Corp.	21.7%
Hecla Mining Co.	9.6%
Newmont Corp.	7.4%
Industrias Penoles SAB de CV	6.1%
Wheaton Precious Metals Corp.	4.7%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limited	4.6%
First Majestic Silver Corp.	4.5%
Aya Gold & Silver Inc.	4.5%
MAG Silver Corp.	4.5%
Fortuna Mining Corp.	4.4%
(a)
Excludes money market funds.

C000109987 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Energy Producers ETF
Class Name	iShares MSCI Global Energy Producers ETF
Trading Symbol	FILL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Global Energy Producers ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Energy Producers ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global stocks registered solid gains during the reporting period as investor confidence increased due to several central banks cutting interest rates, a slowdown in pricing pressures, and robust corporate earnings.
  Commodity prices were volatile. While oil prices rose during the first half of the reporting period, they steadily trended lower, impacted by ongoing geopolitical tensions and questions about demand from China, even as OPEC + extended oil production cuts.
  Amid high inventories and a historically warm Northern Hemisphere winter, natural gas prices declined throughout much of the reporting period. A heatwave in the early summer led to a spike in natural gas prices and offset some of the declines.
What contributed to performance?
The United States energy sector was the largest contributor to the Fund’s return during the reporting period. Among companies in the oil, gas, and consumable fuels industry, a major exploration and production company contributed after it was acquired by another energy firm. Additionally, the stock of an oil refiner advanced after reporting an increase in profits. In India, multinational conglomerates focusing on oil, gas, exploration, and production advanced on a favorable refining and economic outlook.
What detracted from performance?
Stocks in Australia that engage in oil, gas, exploration, and production detracted from the Fund’s return during the reporting period. In addition to rising supply and falling demand, the stock of one firm declined on continued demand concerns and the company’s decision to pursue two acquisitions in the United States.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.23%	12.46%	2.92%
Fund Market	7.35	12.43	2.90
MSCI All Country World Index	23.44	12.14	8.78
MSCI ACWI Select Energy Producers Investable Market Index	6.96	12.17	2.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 101,972,931
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 423,016
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$101,972,931
Number of Portfolio Holdings	207
Net Investment Advisory Fees	$423,016
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Integrated Oil & Gas	57.6%
Oil & Gas Exploration & Production	27.3%
Oil & Gas Refining & Marketing	11.5%
Coal & Consumable Fuels	3.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	52.6%
United Kingdom	11.6%
Canada	9.5%
India	5.6%
France	5.4%
Brazil	2.5%
Australia	2.3%
China	1.9%
Japan	1.5%
Italy	1.3%
Other#	5.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000119708 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Emerging Markets ETF
Class Name	iShares Core MSCI Emerging Markets ETF
Trading Symbol	IEMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Emerging Markets ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The growing prospect of lower interest rates in the United States helped the performance of emerging market stocks during the reporting period.
  Asian equity markets benefited from strength in Taiwan and India, but weakening growth in China weighed on performance. Latin American economies were negatively impacted by slowing commodity prices, one of their main exports. Despite geopolitical concerns, many countries in Eastern Europe saw moderate economic growth.
  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Indian stocks were the largest contributors to the Fund’s performance during the reporting period. All sectors gained as India’s economy has shown considerable strength, supported by infrastructure investment, a buoyant manufacturing sector, improving unemployment, and inflation beginning to return to the Reserve Bank of India’s target rate. Investor enthusiasm for AI elevated Taiwanese stocks, particularly those that produce the semiconductors needed to process the large quantities of data generated by AI applications.
What detracted from performance?
Chinese equities were the largest detractors from the Fund’s return. Stocks of electric vehicle makers fell sharply due to increased tariffs on Chinese imports from the European Union and the United States and fears grew that more countries would do the same. In the consumer staples sector, food, beverage, and tobacco companies were hampered by slower consumer spending, negatively impacting premier alcoholic beverage stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2014 through August 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.50%	5.35%	2.76%
Fund Market	14.33	5.32	2.72
MSCI Emerging Markets Index	15.07	4.79	2.56
MSCI Emerging Markets Investable Market Index	15.22	5.64	2.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 80,301,837,079
Holdings Count | Holding	2,893
Advisory Fees Paid, Amount	$ 65,585,857
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$80,301,837,079
Number of Portfolio Holdings	2,893
Net Investment Advisory Fees	$65,585,857
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	23.0%
Financials	21.6%
Consumer Discretionary	12.0%
Industrials	8.5%
Communication Services	8.1%
Materials	7.2%
Consumer Staples	5.3%
Energy	4.7%
Health Care	4.4%
Utilities	3.0%
Real Estate	2.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
India	21.8%
China	21.4%
Taiwan	19.1%
South Korea	11.5%
Brazil	4.9%
Saudi Arabia	4.0%
South Africa	3.2%
Mexico	1.9%
Indonesia	1.8%
Malaysia	1.7%
Other#	8.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.